United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6165

                      (Investment Company Act File Number)


                   Federated Municipal Securities Income Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 8/31/05
                                     -------


                 Date of Reporting Period: Quarter ended 5/31/05
                              ---------------------







Item 1.           Schedule of Investments


Federated California Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)


      Principal                                                                          Credit
       Amount                                                                            Rating                 Value
                        MUNICIPAL BONDS--99.4%
                        Californi--96.9%
 $     500,000          ABAG Finance Authority for Non-Profit Corporations, Revenue
                        Bonds, 6.125% (Southern California Presbyterian
                        Homes)/(Original Issue Yield: 6.25%), 11/15/2032                BBB / NR        $      541,180
       500,000          Anaheim, CA Public Financing Authority, Lease Revenue Bonds
                        (Series 1997C), 6.00% (Anaheim Public Improvements
                        Project)/(FSA INS), 9/1/2016                                    AAA / Aaa              598,280
       500,000          Bell Community Redevelopment Agency, CA, Refunding Tax
                        Allocation Revenue Bonds, 5.50% (Radian Asset Assurance
                        INS), 10/1/2023                                                  AA / NR               543,810
       605,000          Blythe, CA Financing Authority, Sewer Revenue Bonds (Series
                        1998), 5.75%, 4/1/2028                                             NR                  619,919
       500,000          California Educational Facilities Authority, Revenue Bonds
                        (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019     NR / Baa3              552,990
      1,000,000         California Educational Facilities Authority, Revenue Bonds
                        (Series 2002A), 5.50% (Pepperdine University), 8/1/2032          NR / A1              1,051,620
       750,000          California Educational Facilities Authority, Revenue Bonds
                        (Series 2005), 5.00% (California College of the Arts),
                        6/1/2035                                                       BBB- / Baa3             756,757
       305,000          California Educational Facilities Authority, Student Loan
                        Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028        AAA / NR               318,667
       425,000          California Educational Facilities Authority, Student Loan
                        Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA
                        Insurance Corp. INS), 3/1/2021                                  NR / Aaa               447,899
       425,000          California Health Facilities Financing Authority, Health
                        Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic
                        Healthcare West), Mandatory Tender 7/1/2014                     A- / Baa1              450,993
      1,000,000         California Health Facilities Financing Authority, Insured
                        Health Facilities Refunding Revenue Bonds (Series 1997),
                        5.50% (Valley Care Hospital Corp.)/(California Mortgage
                        Insurance INS)/(Original Issue Yield: 5.737%), 5/1/2020          A / NR               1,044,680
      1,000,000         California Health Facilities Financing Authority, Revenue
                        Bonds (Series 1998), 5.40% (Northern California
                        Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%),
                        7/1/2028                                                        BBB+ / NR             1,027,140
      1,500,000         California Health Facilities Financing Authority, Revenue
                        Bonds (Series 1999A), 6.125% (Cedars-Sinai Medical Center),
                        12/1/2030                                                        NR / A3              1,638,420
       700,000     (1)  California Health Facilities Financing Authority, Revenue
                        Refunding Bonds (1996 Series A), 6.00% (Catholic Healthcare
                        West)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                        6.15%), 7/1/2017                                                AAA / Aaa              735,945
       500,000          California Infrastructure & Economic Development Bank,
                        Revenue Bonds (Series 2000A), 5.75% (Scripps Research
                        Institute)/(Original Issue Yield: 5.85%), 7/1/2030              NR / Aa3               535,720
      1,000,000         California Infrastructure & Economic Development Bank,
                        Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente),
                        8/1/2031                                                         A+ / A2              1,069,760
      1,000,000         California PCFA, Refunding Revenue Bonds (1996 Series A),
                        5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp.
                        INS), 12/1/2016                                                 AAA / Aaa             1,097,250
       900,000          California PCFA, Sewer & Solid Waste Disposal Revenue
                        Bonds, 5.75% (Anheuser-Busch Cos., Inc.)/(Original Issue
                        Yield: 5.818%), 12/1/2030                                        A+ / A1               936,072
      1,000,000         California PCFA, Solid Waste Disposal Revenue Bonds (Series
                        2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025              BBB / NR              1,047,570
       750,000          California PCFA, Solid Waste Disposal Revenue Bonds, 5.125%
                        TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014        BBB / NR               784,372
       700,000          California PCFA, Solid Waste Disposal Revenue Bonds, 6.875%
                        (Browning-Ferris Industries, Inc.)/(Original Issue Yield:
                        6.95%), 11/1/2027                                              BB- / Caa1              710,850
      1,000,000         California PCFA, Solid Waste Refunding Revenue Bonds
                        (Series 1999A), 5.125% (West County Resource Recovery,
                        Inc.)/(Comerica Bank - California LOC)/(Original Issue
                        Yield: 5.323%), 1/1/2014                                           NR                 1,017,620
       70,000           California Rural Home Mortgage Finance Authority, SFM
                        Revenue Bonds, (Series 1998 B-4), 6.35% (GNMA
                        Collateralized Home Mortgage Program COL), 12/1/2029            AAA / NR                71,914
       500,000          California State Department of Water Resources Power Supply
                        Program, Power Supply Revenue Bonds (Insured Series),
                        5.375% (AMBAC INS), 5/1/2018                                    AAA / Aaa              559,595
      1,500,000         California State Department of Water Resources Power Supply
                        Program, Power Supply Revenue Bonds (Series A), 5.375%
                        (Original Issue Yield: 5.48%), 5/1/2022                         BBB+ / A2             1,640,130
      1,045,000         California State Department of Water Resources, Revenue
                        Bonds (Series 2005AC), 5.00% (Central Valley Project)/(MBIA
                        Insurance Corp. INS), 12/1/2024                                 AAA / Aaa             1,123,929
      1,000,000         California State Public Works Board, Lease Revenue Bonds,
                        5.25% (California State Department of Corrections), 1/1/2013    A- / Baa1             1,100,600
       870,000          California State, UT GO Bonds, 5.25% (Original Issue Yield:
                        5.375%), 12/1/2027                                               A / A3                937,538
      1,000,000         California State, UT GO Bonds, 5.125% (Original Issue
                        Yield: 5.40%), 6/1/2025                                          A / A3               1,048,880
       20,000           California State, UT GO Bonds, 5.75% (Original Issue Yield:
                        6.25%), 3/1/2019                                                 A / A3                 20,306
      1,000,000         California State, Various Purpose UT GO Bonds, 5.125%
                        (Original Issue Yield: 5.16%), 4/1/2023                          A / A3               1,074,880
      1,000,000         California State, Various Purpose UT GO Bonds, 5.25%,
                        11/1/2021                                                        A / A3               1,102,600
       400,000          California Statewide Communities Development Authority,
                        COPs, 5.25% (St. Joseph Health System Group, CA)/(Original
                        Issue Yield: 5.47%), 7/1/2021                                   AA- / Aa3              417,744
      1,000,000         California Statewide Communities Development Authority,
                        COPs, 5.50% (Sutter Health)/(FSA INS)/(Original Issue
                        Yield: 5.77%), 8/15/2018                                        AAA / Aaa             1,094,600
       500,000     (2)  California Statewide Communities Development Authority,
                        Revenue Bonds (Series 2001), 6.75% (Saint Mark's School),
                        6/1/2028                                                           NR                  533,155
       400,000     (2)  California Statewide Communities Development Authority,
                        Revenue Bonds (Series 2002), 6.75% (Prospect Sierra
                        School)/(Original Issue Yield: 6.85%), 9/1/2032                    NR                  429,512
      1,000,000         California Statewide Communities Development Authority,
                        Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity
                        Health System), 7/1/2035                                        BBB+ / NR             1,046,260
       500,000     (2)  California Statewide Communities Development Authority,
                        Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031              NR                  525,335
      1,000,000         California Statewide Communities Development Authority,
                        Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital
                        Foundation)/(AMBAC INS), 6/1/2030                               AAA / Aaa             1,054,200
       500,000          Capistrano Unified School District, CA Community Facilities
                        District No. 90-2, Special Tax Bonds (Series 2003), 5.875%
                        (Talega Ranch), 9/1/2023                                           NR                  539,220
       450,000          Central Unified School District, CA, UT GO Bonds (Series
                        2004A), 5.50% (FGIC INS), 7/1/2022                              AAA / Aaa              513,671
       455,000          Central Unified School District, CA, UT GO Bonds (Series
                        2004A), 5.50% (FGIC INS), 7/1/2024                              AAA / Aaa              519,378
       250,000          Chula Vista, CA Community Facilities District No. 06-1,
                        Special Tax Revenue Bonds (Series 2002A), 6.15%
                        (Eastlake-Woods, Vistas & Land Swap), 9/1/2026                     NR                  268,263
      1,000,000         Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds
                        (Series 2002A), 5.85% (Franciscan Acquisition
                        Project)/(Original Issue Yield: 5.95%), 12/15/2032               A- / NR              1,047,740
      1,000,000         El Centro, CA Financing Authority, Insured Hospital Revenue
                        Bonds (Series 2001), 5.25% (El Centro Regional Medical
                        Center)/(California Mortgage Insurance)/(Original Issue
                        Yield: 5.32%), 3/1/2018                                          A / NR               1,057,610
       740,000          El Monte, CA Public Financing Authority, Tax Allocation
                        Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community
                        Redevelopment Agency), 6/1/2028                                    NR                  762,148
       700,000          Foothill/Eastern Transportation Corridor Agency, CA,
                        (Series 1995A) Senior Lien Toll Road Revenue Bonds, 6.50%
                        (U.S. Treasury PRF 1/1/2007 @ 100)/(Original Issue Yield:
                        6.78%), 1/1/2032                                               AAA / #Aaa              739,984
      1,000,000         Foothill/Eastern Transportation Corridor Agency, CA, Toll
                        Road Refunding Revenue Bonds, 5.75% (Original Issue Yield:
                        5.774%), 1/15/2040                                             BBB- / Baa3            1,025,630
      1,000,000         Fremont, CA Union High School District, Refunding UT GO
                        Bonds (Series 2005), 5.00% (FGIC INS), 9/1/2022                 AAA / Aaa             1,085,540
      2,000,000         Golden State Tobacco Securitization Corp., CA, Tobacco
                        Settlement Asset-Backed Revenue Bonds (Series 2003A-1),
                        6.75% (Original Issue Yield: 7.00%), 6/1/2039                  BBB / Baa3             2,185,060
      1,000,000         Inglewood, CA Public Financing Authority, Refunding Revenue
                        Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016              AAA / Aaa             1,112,410
       500,000          Inland Empire Solid Waste Financing Authority, CA, Revenue
                        Bonds (Series B), 6.25% (Escrowed to Maturity In U.S.
                        Treasuries COL), 8/1/2011                                       AAA / Aaa              552,200
       500,000          La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren
                        Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025       BBB- / NR              554,970
      1,000,000         Long Beach, CA Bond Financing Authority, Plaza Parking
                        Facility Lease Revenue Bonds, 5.25% (Original Issue Yield:
                        5.54%), 11/1/2021                                                A+ / NR              1,061,090
      1,000,000         Los Angeles, CA Community College District, Refunding UT GO
                        Bonds (Series 2005A), 5.00% (FSA INS), 8/1/2017                 AAA / Aaa             1,103,470
       490,000          Los Angeles, CA Community Redevelopment Agency, Housing
                        Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS),
                        1/1/2027                                                        AAA / Aaa              499,349
      1,000,000         Oakland, CA Unified School District, UT GO (Series 2000F),
                        5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                        5.63%), 8/1/2019                                                AAA / Aaa             1,108,340
       500,000          Orange County, CA Community Facilities District No. 2000-1,
                        Special Tax Bonds (Series 2000A), 6.25% (Ladera
                        Ranch)/(Original Issue Yield: 6.28%), 8/15/2030                    NR                  541,950
       400,000          Orange County, CA Community Facilities District No. 2000-1,
                        Special Tax Bonds (Series 2002A), 6.00% (Ladera
                        Ranch)/(Original Issue Yield: 6.03%), 8/15/2032                    NR                  429,652
       500,000          Orange County, CA Community Facilities District No. 2000-1,
                        Special Tax Bonds (Series 2004A), 5.625% (Ladera
                        Ranch)/(Original Issue Yield: 5.65%), 8/15/2034                    NR                  520,270
      1,000,000         Oxnard, CA Union High School District, Refunding UT GO
                        Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS),
                        8/1/2030                                                        AAA / Aaa             1,193,120
       500,000          Perris, CA Public Financing Authority, Tax Allocation
                        Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield:
                        5.85%), 10/1/2031                                                A- / NR               537,170
       900,000          Port of Oakland, CA, Revenue Bonds (Series 1997G), 5.50%
                        (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.83%),
                        11/1/2017                                                       AAA / Aaa              956,484
      1,000,000         Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75%
                        (FGIC INS)/
                        (Original Issue Yield: 5.78%), 11/1/2020                        AAA / Aaa             1,083,640
      1,000,000         Rancho Mirage Joint Powers Financing Authority, CA, Revenue
                        Bonds (Series 2004), 5.875% (Eisenhower Medical Center),
                        7/1/2026                                                         NR / A3              1,096,470
      2,000,000         Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80%
                        (FGIC INS), 8/1/2018                                            AAA / Aaa             2,230,040
      1,395,000         Sacramento, CA Unified School District, UT GO Bonds (Series
                        A), 6.00% (U.S. Treasury PRF 7/1/2009 @ 102), 7/1/2025             NR                 1,586,031
      1,000,000         San Bernardino County, CA Housing Authority, Multifamily
                        Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire
                        Park)/(GNMA Collateralized Home Mortgage Program GTD),
                        12/20/2041                                                      NR / Aaa              1,093,920
       350,000          San Bernardino County, CA Housing Authority, Subordinated
                        Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms),
                        4/15/2042                                                          NR                  328,542
      1,000,000         San Diego County, CA, COPs, 5.25% (University of San
                        Diego)/(Original Issue Yield: 5.47%), 10/1/2021                  NR / A2              1,062,660
      1,000,000         San Diego County, CA, Refunding COPs (Series 2005), 5.00%
                        (AMBAC INS), 2/1/2019                                           AAA / Aaa             1,086,570
       300,000          San Dimas, CA Housing Authority, Mobile Home Park Revenue
                        Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home
                        Estates Acquisition Project)/(Original Issue Yield: 5.90%),
                        7/1/2028                                                           NR                  309,351
       300,000          San Francisco, CA City & County Airport Commission, Second
                        Series Revenue Bonds (Issue 12A), 5.90% (San Francisco
                        International Airport)/(Original Issue Yield: 5.97%),
                        5/1/2026                                                         A / A1                309,102
       400,000          San Francisco, CA City & County Redevelopment Agency
                        Community Facilities District No. 6, Special Tax Revenue
                        Bonds, 6.625% (Mission Bay South), 8/1/2027                        NR                  431,592
      1,000,000         San Jose, CA Unified School District, COPs, 5.75% (MBIA
                        Insurance Corp. INS)/(Original Issue Yield: 5.85%), 6/1/2020    AAA / Aaa             1,059,010
       500,000          San Mateo, CA Redevelopment Agency, Merged Area Tax
                        Allocation Bonds (Series 2001A), 5.50% (Original Issue
                        Yield: 5.55%), 8/1/2022                                         A- / Baa1              536,365
      1,000,000         Santa Clara County, CA Housing Authority, Multifamily
                        Housing Revenue Bonds (Series 2001A), 5.85% (River Town
                        Apartments Project), 8/1/2031                                    NR / A3              1,028,300
      1,500,000         Simi Valley, CA PFA, Lease Revenue Bonds (Series 1995),
                        5.75% (AMBAC INS), 9/1/2015                                     AAA / Aaa             1,650,285
      1,000,000         South Orange County, CA Public Financing Authority, 1999
                        Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue
                        Yield: 5.85%), 9/2/2018                                         NR / Aaa              1,112,350
       400,000          Stockton, CA Community Facilities District No. 2001-1,
                        Special Tax Revenue Bonds, 6.375% (Spanos Park
                        West)/(Original Issue Yield: 6.43%), 9/1/2032                      NR                  430,628
      1,400,000         Stockton, CA, COPs (Series 1999), 5.875% (Original Issue
                        Yield: 5.90%), 8/1/2019                                          A / NR               1,510,208
       400,000          Stockton, CA, Health Facility Revenue Bonds (Series 1997A),
                        5.70% (Dameron Hospital Association), 12/1/2014                 BBB+ / NR              421,780
      2,000,000         Sweetwater, CA Union High School Distict Public Financing
                        Authority, Revenue Bonds (Series 2005A), 5.00% (FSA INS),
                        9/1/2029                                                        AAA / Aaa             2,122,600
      1,000,000         Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50%
                        (Torrance Memorial Medical Center)/(Original Issue Yield:
                        5.65%), 6/1/2031                                                 A+ / A1              1,064,340
      1,000,000         Vallejo, CA Unified School District, UT GO Bonds, 5.90%
                        (MBIA Insurance Corp. INS), 2/1/2021                            AAA / Aaa             1,224,140
      1,000,000         Vista, CA Community Development Commission, Tax Allocation
                        Bonds (Series 2001), 5.80% (Vista Redevelopment Project
                        Area)/(Original Issue Yield: 5.85%), 9/1/2030                   BBB+ / NR             1,058,160
       965,000          Walnut, CA Public Financing Authority, Tax Allocation
                        Revenue Bonds (Series 2002), 5.375% (Walnut Improvement
                        Project)/(AMBAC INS), 9/1/2019                                  AAA / Aaa             1,074,537
       500,000          Watsonville, CA, Insured Hospital Revenue Refunding Bonds
                        (Series 1996A), 6.20% (Watsonville Community
                        Hospital)/(Escrowed to Maturity In U.S. Treasuries
                        COL)/(Original Issue Yield: 6.225%), 7/1/2012                      NR                  571,955
      1,000,000         Whittier, CA, Health Facilities Revenue Bonds, 5.75%
                        (Presbyterian Intercommunity Hospital)/(Original Issue
                        Yield: 5.80%), 6/1/2031                                          A / NR               1,073,640
                        Total                                                                                 77,779,627
                        Puerto Rico--2.5%
      1,000,000   (2,3) Puerto Rico Electric Power Authority, Drivers (Series 266),
                        7.7408% (FSA INS), 7/1/2015                                     AAA / NR              1,332,700
       595,000          Puerto Rico Industrial, Tourist, Educational, Medical &
                        Environmental Control Facilities Financing Authority,
                        Cogeneration Facility Revenue Bonds (Series 2000A), 6.625%
                        (AES Puerto Rico Project)/(Original Issue Yield: 6.65%),
                        6/1/2026                                                        NR / Baa3              647,182
                        Total                                                                                 1,979,882
                        Total MUNICIPAL Investments -
                        99.4%                                      (identified cost
                        $74,556,508)(4)                                                                       79,759,509
                        OTHER ASSETS AND LIABILITIES - NET - 0.6%                                              498,051
                        TOTAL NET ASSETS - 100%                                                         $     80,257,560
                              Securities that are subject to the federal alternative
                              minimum tax (AMT) represent 13.8% of the Fund's
                              portfolio as calculated based upon total portfolio
                              market value.

    1       Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
                             At May 31, 2005, the Fund had the following open futures contracts:
                                                                                                   Unrealized
                Expiration Date       Contracts to Receive                     Position           Depreciation
           -------------------------- ----------------------------------- -------------------- --------------------
           -------------------------- ----------------------------------- -------------------- --------------------
                   June 2005          40 U.S. Treasury Note 10-Year              Short             $(152,137)
                                     Futures
           -------------------------- ----------------------------------- -------------------- --------------------
           --------------------------------------------------------------------------------------------------------
    2        Denotes a restricted security, including securities purchased under
             Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $2,820,702
                                         which represents 3.5% of total net assets.
    3       Denotes a restricted security, including securities purchased under
            Rule 144A that have been deemed liquid by criteria approved by the
            Fund's Board of Trustees (the "Trustees"). At May 31, 2005, these securities amounted to $1,332,700 which represents 1.7% of total net assets.
             Additional information on restricted securities excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2005, is as follows:
                                     Security                             Acquisition Date     Acquisition Cost
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
             California Statewide Communities Development Authority,          7/3/2001             $ 500,000
            Revenue Bonds (Series 2001), 6.75% (Saint Mark's School), 6/1/2028
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
             California Statewide Communities Development Authority,
               Revenue Bonds (Series 2002), 6.75% (Prospect Sierra
                 School)/(Original Issue Yield: 6.85%), 9/1/2032             5/10/2002             $ 394,864
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
             California Statewide Communities Development Authority,
              Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031          3/23/2001             $ 500,000
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Puerto Rico Electric Power Authority, Drivers (Series 266),
                           7.7408% (FSA INS), 7/1/2015                       6/27/2002            $ 1,237,060
           ------------------------------------------------------------- ------------------- ----------------------
           --------------------------------------------------------------------------------------------------------
    4       At May 31, 2005, the cost of investments for federal tax purposes was $74,553,593. The net unrealized appreciation of investments for federal tax purposes was $5,205,916. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,242,745 and net unrealized depreciation from investments for those securities having an excess of cost over value of $36,829.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
COPs              --Certificates of Participation
FGIC              --Financial Guaranty Insurance Company
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HDFA              --Housing Development Finance Authority
INS               --Insured
LOC               --Letter of Credit
PCFA              --Pollution Control Finance Authority
PFA               --Public Facility Authority
PRF               --Prerefunded
SFM               --Single Family Mortgage
TOBs              --Tender Option Bonds
UT                --Unlimited Tax




Federated Michigan Intermediate Municipal Trust
Portfolio of Investments
May 31, 2005 (unaudited)


      Principal                                                                          Credit
        Amount                                                                           Rating                 Value
                      MUNICIPAL BOND--104.8%
                      Michigan--104.5%
 $     500,000        Anchor Bay, MI, School District, Refunding UT GO Bonds
                      (Series III), 5.50% (Q-SBLF GTD), 5/1/2014                        AA / Aa2       $       561,760
      1,000,000       Anchor Bay, MI, School District, Refunding UT GO Bonds
                      (Series III), 5.50% (Q-SBLF GTD), 5/1/2017                        AA / Aa2              1,117,010
       365,000        Anchor Bay, MI, School District, School Building & Site  UT
                      GO Bonds (Series II), 6.125% (FGIC INS), 5/1/2011                AAA / Aaa               421,951
       500,000        Anchor Bay, MI, School District, School Building & Site UT
                      GO Bonds, 5.00% (Q-SBLF GTD), 5/1/2012                            AA / Aa2               549,635
      1,070,000       Anchor Bay, MI, School District, UT GO Bonds (Series 1999I),
                      5.75% (U.S.  Treasury PRF 5/1/2009 @ 100)/(Original Issue
                      Yield: 5.80%), 5/1/2014                                          AAA / Aaa              1,177,439
       500,000        Avondale, MI, School District, School Building & Site UT GO
                      Bonds, 5.00% (Q-SBLF GTD), 5/1/2010                               AA / Aa2               541,935
      1,500,000       Bishop, MI, International Airport Authority, Revenue Bonds
                      (Series 199B), 5.125% (American Capital Access
                      INS)/(Original Issue Yield: 5.25%), 12/1/2017                      A / NR               1,552,620
      1,090,000       Boyne City, MI, Public School District, UT GO Bonds, 5.60%
                      (U.S. Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield:
                      5.70%), 5/1/2014                                                 AAA / Aaa              1,193,452
      1,215,000       Bridgeport Spaulding, MI, Community School District, UT GO
                      Bonds, 5.50% (Q-SBLF GTD), 5/1/2015                               AA / Aa2              1,358,747
      1,125,000       Brighton Township, MI, LT GO Sanitary Sewer Drainage
                      District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%),
                      10/1/2020                                                        AAA / Aaa              1,194,165
      1,875,000       Caledonia, MI, Community Schools, Refunding UT GO Bonds,
                      5.00% (MBIA Insurance Corp. INS), 5/1/2016                       AAA / Aaa              2,076,562
      2,050,000       Caledonia, MI, Community Schools, UT GO Bonds, 5.40% (Q-SBLF
                      GTD)/(U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue
                      Yield: 5.48%), 5/1/2018                                              NR                 2,263,630
       860,000        Central Michigan University, Revenue Bonds, 5.20% (FGIC
                      INS)/(U.S. Treasury PRF 4/1/2007 @ 101)/(Original Issue
                      Yield: 5.227%), 10/1/2009                                        AAA / Aaa               903,430
      1,775,000       Charles Stewart Mott Community College, MI, Building &
                      Improvement UT GO Bonds, 5.50% (FGIC INS)/(Original Issue
                      Yield: 5.63%), 5/1/2018                                          AAA / Aaa              1,968,013
      1,070,000       Charlevoix, MI, Public School District, Refunding UT GO
                      Bonds, 5.25% (Q-SBLF GTD), 5/1/2014                               AA / Aa2              1,181,794
      1,245,000       Charlevoix, MI, Public School District, Refunding UT GO
                      Bonds, 5.25% (Q-SBLF GTD), 5/1/2016                               AA / Aa2              1,369,363
      1,690,000       Chippewa Valley, MI, Schools, Refunding UT GO Bonds, 5.00%
                      (Q-SBLF GTD), 5/1/2009                                            AA / Aa2              1,811,917
      1,775,000       Chippewa Valley, MI, Schools, School Building & Site
                      Refunding Bonds, 5.50% (Q-SBLF GTD)/(U.S. Treasury PRF
                      5/1/2012 @ 100), 5/1/2015                                            NR                 2,014,447
      1,000,000       Cornell Township MI, Economic Development Corp., Refunding
                      Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(U.S. Treasury
                      PRF 5/1/2012 @ 100), 5/1/2018                                     AAA / NR              1,157,920
      1,000,000       Detroit, MI, Sewage Disposal System, Senior Lien Refunding
                      Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2009          AAA / Aaa              1,074,510
       500,000        Detroit, MI, Water Supply System, Second Lien Revenue Bonds
                      (Series 1995A), 5.10% (MBIA Insurance Corp. INS)/(Original
                      Issue Yield: 5.20%), 7/1/2007                                    AAA / Aaa               522,120
      1,000,000       Detroit, MI, Water Supply System, Senior Lien PRF Revenue
                      Bonds (Series 1999A), 5.75% (U.S. Treasury PRF 1/1/2010 @
                      101)/(Original Issue Yield: 5.84%), 7/1/2019                     AAA / Aaa              1,122,210
      2,070,000       Detroit, MI, Water Supply System, Senior Lien Bonds, 5.00%
                      (FGIC INS), 7/1/2014                                             AAA / Aaa              2,300,391
      1,335,000       Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010    AAA / Aaa              1,477,124
      1,000,000       Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA
                      INS)/(Original Issue Yield: 5.16%), 4/1/2019                     AAA / Aaa              1,064,120
      1,000,000       Detroit, MI, UT GO Bonds, (Series 2001A-1), 5.375% (MBIA
                      Insurance Corp. INS), 4/1/2017                                   AAA / Aaa              1,105,930
      1,000,000       Detroit, MI, UT GO Refunding Bonds, 5.25% (AMBAC
                      INS)/(Original Issue Yield: 5.29%), 5/1/2008                     AAA / Aaa              1,063,860
      1,000,000       Detroit/Wayne County, MI, Stadium Authority, Revenue Bonds,
                      5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011         AAA / Aaa              1,054,830
      1,000,000       Dickinson County, MI, EDC, Refunding Environmental
                      Improvement Revenue Bonds (Series 2002A), 5.75%
                      (International Paper Co.), 6/1/2016                              BBB / Baa2             1,080,270
      2,000,000       Dickinson County, MI, EDC, Refunding PCR Bonds (Series
                      2004A), 4.80% (International Paper Co.), 11/1/2018               BBB / Baa2             2,035,880
      1,925,000       East Grand Rapids, MI, Public School District, Refunding UT
                      GO Bonds (Series 2001), 5.50% (Q-SBLF GTD), 5/1/2019              AA / Aa2              2,129,300
      2,270,000       East Lansing, MI, School District, Refunding UT GO Bonds
                      (Series 2005B), 5.00% (MBIA Insurance Corp. INS), 5/1/2014       AAA / Aaa              2,525,511
       315,000        East Lansing, MI, UT GO Refunding Bonds (Series 1993B),
                      4.85%, 10/1/2007                                                  AA / A1                317,054
      1,000,000       Ecorse, MI, Public School District, UT GO Bonds, 5.50%
                      (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF 5/1/2008 @
                      101)/(Original Issue Yield: 5.59%), 5/1/2017                     AAA / Aaa              1,080,740
      1,100,000       Farmington, MI, Public School District, UT GO Bonds, 4.00%
                      (Q-SBLF GTD)/(Original Issue Yield: 4.27%), 5/1/2009              AA / Aa2              1,139,028
       675,000        Ferris State University, MI, Revenue Bonds, 5.40% (AMBAC
                      INS)/(U.S. Treasury PRF 4/1/2007 @ 101)/(Original Issue
                      Yield: 5.45%), 10/1/2009                                         AAA / Aaa               711,477
      1,000,000       Forest Hills, MI, Public School, Refunding UT GO Bonds,
                      5.00%, 5/1/2012                                                   AA / Aa2              1,102,520
      2,000,000       Forest Hills, MI, Public School, UT GO Bonds, 5.25%
                      (Original Issue Yield: 5.50%), 5/1/2019                           NR / Aa2              2,161,940
      1,075,000       Gibraltar, MI, School District, School Building & Site UT GO
                      Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2012                   AAA / Aaa              1,185,209
      1,000,000       Grand Blanc, MI, Community Schools, School Building & Site
                      UT GO Bonds, 5.00% (FSA INS), 5/1/2015                           AAA / Aaa              1,100,490
       200,000        Grand Rapids, MI, Downtown Development Authority, Tax
                      Increment Revenue Bonds, 6.60% (MBIA Insurance Corp.
                      INS)/(Original Issue Yield: 6.70%), 6/1/2008                     AAA / Aaa               202,616
      1,000,000       Harper Creek, MI, Community School District, UT GO Bonds,
                      5.125% (Q-SBLF GTD)/(Original Issue Yield: 5.21%), 5/1/2021       AA / Aa2              1,070,130
      1,000,000       Hartland, MI, Consolidated School District, Refunding UT GO
                      Bonds, 5.375% (Q-SBLF GTD), 5/1/2016                              AA / Aa2              1,100,630
      1,650,000       Hartland, MI, Consolidated School District, UT GO Bonds,
                      5.75% (Q-SBLF GTD), 5/1/2010                                      AA / Aa2              1,844,337
      1,315,000       Hazel Park, MI, School District, UT GO Bonds, 5.00% (Q-SBLF
                      GTD), 5/1/2013                                                    AA / Aa2              1,436,730
      1,660,000       Hemlock, MI, Public School District, UT GO Bonds, 5.50%
                      (Q-SBLF GTD), 5/1/2018                                            AA / Aa2              1,845,455
      1,375,000       Howell, MI, Public Schools, Refunding UT GO Bonds (Series
                      2001), 5.25% (Q-SBLF GTD), 5/1/2014                               AA / Aa2              1,511,730
      1,575,000       Howell, MI, Public Schools, Refunding UT GO Bonds, 5.25%
                      (Q-SBLF GTD), 5/1/2017                                            AA / Aa2              1,721,286
      2,000,000       Howell, MI, Public Schools, UT GO Bonds, 5.875% (U.S.
                      Treasury PRF 5/1/2009 @ 100)/(Original Issue Yield: 5.95%),
                      5/1/2022                                                         AAA / Aaa              2,210,000
      2,000,000       Jackson County, MI, Public Schools, UT GO Bonds, 5.60% (U.S.
                      Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield: 5.70%),
                      5/1/2019                                                         AAA / Aaa              2,226,520
      1,575,000       Jenison, MI, Public Schools, UT GO Refunding  Bonds, 5.25%
                      (FGIC INS), 5/1/2011                                             AAA / Aaa              1,747,919
      1,350,000       Kalamazoo, MI, City School District, Building & Site UT GO
                      Bonds, 5.00% (FSA INS), 5/1/2013                                 AAA / Aaa              1,467,787
      1,345,000       Kent County, MI, Capital Improvement LT GO Bonds (Series
                      2004A), 5.00%, 12/1/2020                                         AAA / Aaa              1,469,897
      1,250,000       Kent Hospital Finance Authority, MI, Revenue Bonds (Series
                      2005A), 5.50% (Metropolitan Hospital ), 7/1/2020                  BBB / NR              1,338,337
      1,000,000       Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50%
                      (Spectrum Health), 1/15/2015                                      AA / Aa3              1,092,750
      1,925,000       Lake Fenton, MI, Community Schools, UT GO Bonds, 5.50%
                      (Q-SBLF GTD), 5/1/2017                                            AA / Aa2              2,150,244
      1,000,000       Lake Orion, MI, School District, PRF UT GO Bonds (Series
                      2000A), 5.75% (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF
                      5/1/2010 @ 100)/(Original Issue Yield: 5.89%), 5/1/2015          AAA / Aaa              1,120,060
      1,700,000       Lake Superior State University, MI, General Revenue Bonds,
                      5.50% (AMBAC INS), 11/15/2021                                    AAA / Aaa              1,884,552
      1,000,000       Lanse Creuse, MI, Public Schools, UT GO Bonds (Series 2000),
                      5.40% (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF 5/1/2010 @
                      100)/(Original Issue Yield: 5.50%), 5/1/2016                     AAA / Aaa              1,104,210
       500,000        Lansing, MI, Sewer Disposal System, Refunding Revenue Bonds,
                      5.00% (FGIC INS), 5/1/2011                                       AAA / Aaa               548,205
      1,000,000       Madison, MI, District Public Schools, Refunding UT GO Bonds,
                      5.50% (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF 5/1/2009 @
                      100), 5/1/2015                                                   AAA / Aaa              1,091,240
      2,000,000       Mattawan, MI, Consolidated School District, UT GO Bonds,
                      5.65% (Q-SBLF GTD)/(FSA INS)/(U.S. Treasury PRF 5/1/2010 @
                      100)/(Original Issue Yield: 5.67%), 5/1/2018                     AAA / Aaa              2,231,060
      1,350,000       Michigan Higher Education Student Loan Authority, Student
                      Loan Revenue Bonds, (Series XVII-A), 5.65% (AMBAC INS),
                      6/1/2010                                                         AAA / Aaa              1,400,989
      1,000,000       Michigan Municipal Bond Authority, Refunding Revenue Bonds
                      (Series 2002), 5.25% (Clean Water Revolving Fund), 10/1/2008     AAA / Aaa              1,073,620
      1,000,000       Michigan Municipal Bond Authority, Revenue Bonds (Series
                      2003C), 5.00% (Local Government Loan Program), 5/1/2008           AA / Aa2              1,057,210
      1,000,000       Michigan Municipal Bond Authority, Revenue Bonds (Series
                      2005B), 5.00% (Detroit, MI City School District)/(FSA INS),
                      6/1/2013                                                          AAA / NR              1,099,630
      1,000,000       Michigan Municipal Bond Authority, Revenue Bonds (Series
                      2005B), 5.00% (Detroit, MI City School District)/(FSA INS),
                      6/1/2015                                                          AAA / NR              1,104,140
      1,200,000       Michigan Municipal Bond Authority, Revenue Bonds, 5.25%
                      (Clean Water Revolving Fund), 10/1/2009                          AAA / Aaa              1,307,628
      1,000,000       Michigan Municipal Bond Authority, Revenue Bonds, 5.75%
                      (Clean Water Revolving Fund)/(U.S. Treasury PRF 10/1/2009 @
                      101), 10/1/2015                                                  AAA / Aaa              1,118,630
      1,455,000       Michigan Municipal Bond Authority, Revenue Bonds, 5.25%
                      (Drinking Water Revolving Fund), 10/1/2007                       AAA / Aaa              1,533,395
       810,000        Michigan Municipal Bond Authority, Revenue Bonds, 5.50%
                      (State Revolving Fund), 10/1/2006                                AAA / Aaa               838,228
      2,190,000       Michigan Municipal Bond Authority, Revenue Bonds, 5.625%
                      (Drinking Water Revolving Fund)/(U.S. Treasury PRF 10/1/2009
                      @ 101), 10/1/2013                                                AAA / Aaa              2,438,762
      2,500,000       Michigan Public Power Agency, Belle River Project Refunding
                      Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp.
                      INS), 1/1/2010                                                   AAA / Aaa              2,729,625
      1,500,000       Michigan Public Power Agency, Belle River Project Refunding
                      Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp.
                      INS), 1/1/2014                                                   AAA / Aaa              1,692,525
       500,000        Michigan Public Power Agency, Campbell Project Refunding
                      Revenue Bonds (Series 1997A), 5.50% (AMBAC INS), 1/1/2006        AAA / Aaa               507,730
      1,000,000       Michigan State Building Authority, Facilities Program
                      Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019        AA- / Aa3              1,111,070
      1,000,000       Michigan State Building Authority, Revenue Bonds, 5.00%
                      (State Police Communication System)/(MBIA Insurance Corp.
                      INS), 10/1/2008                                                  AAA / Aaa              1,064,420
      1,100,000       Michigan State Building Authority, Revenue Refunding Bonds,
                      (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018      AA- / Aa3              1,150,941
      1,000,000       Michigan State Comprehensive Transportation Board, Revenue
                      Bonds (Series 2002B), 5.00% (FSA INS), 5/15/2008                 AAA / Aaa              1,058,180
      1,500,000       Michigan State Hospital Finance Authority, Hospital
                      Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford
                      Health System, MI), 3/1/2013                                      A- / A1               1,657,515
      1,000,000       Michigan State Hospital Finance Authority, Hospital
                      Refunding Revenue Bonds, 5.75% (Sparrow Obligated Group,
                      MI), 11/15/2016                                                   A+ / A1               1,103,120
      1,200,000       Michigan State Hospital Finance Authority, Hospital Revenue
                      Bonds (Series 2005), 5.00% (Sparrow Obligated Group,
                      MI)/(MBIA Insurance Corp. INS), 11/15/2016                       AAA / Aaa              1,313,208
      1,000,000       Michigan State Hospital Finance Authority, Hospital Revenue
                      Bonds (Series 2005), 5.00% (Sparrow Obligated Group,
                      MI)/(MBIA Insurance Corp. INS), 11/15/2017                       AAA / Aaa              1,088,300
      1,000,000       Michigan State Hospital Finance Authority, Hospital Revenue
                      Bonds (Series 2005A), 5.00% (Marquette General Hospital,
                      MI), 5/15/2012                                                   NR / Baa1              1,067,180
      1,000,000       Michigan State Hospital Finance Authority, Hospital Revenue
                      Bonds (Series 2005A), 5.00% (Marquette General Hospital,
                      MI), 5/15/2013                                                   NR / Baa1              1,068,040
        60,000        Michigan State Hospital Finance Authority, Refunding Revenue
                      Bonds (Series 1993P), 4.90% (Sisters of Mercy Health
                      System)/(Escrowed to maturity U.S. Treasury)/(Original Issue
                      Yield: 5.10%), 8/15/2005                                         AAA / Aaa               60,259
      1,000,000       Michigan State Hospital Finance Authority, Refunding Revenue
                      Bonds (Series 1998A), 4.90% (St. John Hospital,
                      MI)/(Escrowed to maturity U.S. Treasury)/(Original Issue
                      Yield: 5.05%), 5/15/2013                                         AAA / Aaa              1,057,630
      1,300,000       Michigan State Hospital Finance Authority, Refunding Revenue
                      Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI),
                      3/1/2016                                                          A+ / A2               1,411,761
      1,175,000       Michigan State Hospital Finance Authority, Refunding Revenue
                      Bonds (Series A), 6.00% (Trinity Healthcare Credit
                      Group)/(Original Issue Yield: 6.14%), 12/1/2020                  AA- / Aa3              1,304,978
      1,000,000       Michigan State Hospital Finance Authority, Revenue &
                      Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care
                      Corp.)/(Original Issue Yield: 5.15%), 6/1/2013                    NR / A1               1,042,570
      2,000,000       Michigan State Hospital Finance Authority, Revenue Bonds
                      (Series 1993P), 5.375% (Sisters of Mercy Health
                      System)/(MBIA Insurance Corp. INS)/(Original Issue Yield:
                      5.55%), 8/15/2014                                                AAA / Aaa              2,213,640
      1,325,000       Michigan State Hospital Finance Authority, Revenue Bonds
                      (Series 1997W), 5.00% (Mercy Health Services)/(Escrowed to
                      maturity U.S. Treasury COL)/(Original Issue Yield: 5.26%),
                      8/15/2011                                                            NR                 1,396,033
      2,000,000       Michigan State Hospital Finance Authority, Revenue Bonds
                      (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA
                      Insurance Corp. INS), 11/15/2011                                 AAA / Aaa              2,225,480
      1,500,000       Michigan State Hospital Finance Authority, Revenue Bonds,
                      5.00% (Oakwood Obligated Group), 11/1/2010                         A / A2               1,601,025
       480,000        Michigan State Hospital Finance Authority, Revenue Bonds,
                      5.20% (Sparrow Obligated Group, MI)/(U.S. Treasury PRF
                      11/15/2006 @ 102), 11/15/2007                                    AAA / Aaa               504,787
       450,000        Michigan State Hospital Finance Authority, Revenue Bonds,
                      5.30% (Sparrow Obligated Group, MI)/(U.S. Treasury PRF
                      11/15/2006 @ 102), 11/15/2008                                    AAA / Aaa               473,877
       450,000        Michigan State Hospital Finance Authority, Revenue Bonds,
                      5.40% (Sparrow Obligated Group, MI)/(U.S. Treasury PRF
                      11/15/2006 @ 102), 11/15/2009                                    AAA / Aaa               474,512
      1,000,000       Michigan State Hospital Finance Authority, Revenue Refunding
                      Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue
                      Yield: 5.30%), 5/15/2012                                          BBB / NR              1,010,990
      2,180,000       Michigan State Hospital Finance Authority, Revenue Refunding
                      Bonds, (Series A), 5.00% (Detroit Medical Center Obligated
                      Group)/(AMBAC INS), 8/15/2005                                    AAA / Aaa              2,189,570
       600,000        Michigan State Hospital Finance Authority, Revenue Refunding
                      Bonds, (Series A), 5.10% (Henry Ford Health System,
                      MI)/(Original Issue Yield: 5.20%), 11/15/2007                     A- / A1                621,468
      1,400,000       Michigan State Hospital Finance Authority, Revenue Refunding
                      Bonds, (Series A), 5.50% (MidMichigan Obligated Group)/(FSA
                      INS), 6/1/2008                                                   AAA / Aaa              1,496,250
       565,000        Michigan State Housing Development Authority, LO Multifamily
                      Housing Revenue Refunding Bonds (Series 2000A), 6.30%
                      (Oakbrook Villa Townhomes)/(GNMA Collateralized Home
                      Mortgage Program GTD), 7/20/2019                                  NR / Aaa               605,810
      1,000,000       Michigan State Housing Development Authority, SFM Revenue
                      Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS),
                      12/1/2016                                                        AAA / Aaa              1,041,420
        10,000        Michigan State South Central Power Agency, Power Supply
                      System Revenue Bond, 5.80% (Escrowed to maturity U.S.
                      Treasury)/(Original Issue Yield: 5.90%), 11/1/2005               AAA / Aaa               10,125
       390,000        Michigan State South Central Power Agency, Power Supply
                      System Revenue Refunding Bonds, 5.80% (MBIA Insurance Corp.
                      INS)/(Original Issue Yield: 5.90%), 11/1/2005                    AAA / Aaa               394,809
       820,000        Michigan State Strategic Fund, Revenue Bonds (Series 2004),
                      5.00% (NSF International), 8/1/2013                               A- / NR                883,714
      2,000,000       Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs
                      (Republic Services, Inc.), Mandatory Tender 4/1/2014             BBB+ / NR              1,963,060
       175,000        Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter
                      Hills Presbyterian Village, Inc.)/(Original Issue Yield:
                      5.422%), 7/1/2018                                                BBB+ / NR               180,241
       325,000        Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter
                      Hills Presbyterian Village, Inc.)/(U.S. Treasury PRF
                      7/1/2008 @ 101)/(Original Issue Yield: 5.422%), 7/1/2018             NR                  350,064
      1,105,000       Michigan State Strategic Fund, Revenue Bonds, (Series A),
                      5.40% (NSF International)/(U.S. Treasury PRF 8/1/2007 @
                      101), 8/1/2010                                                       NR                 1,169,466
      1,065,000       Michigan State Strategic Fund, Revenue Bonds, (Series A),
                      5.50% (NSF International)/(U.S. Treasury PRF 8/1/2007 @
                      101), 8/1/2011                                                       NR                 1,129,347
       600,000        Michigan State Strategic Fund, Revenue Refunding Bonds,
                      (Series A), 7.10% (Ford Motor Co.)/(Original Issue Yield:
                      7.127%), 2/1/2006                                                BB+ / Baa3              610,956
      1,950,000       Michigan State Trunk Line, Refunding Revenue Bonds (Series
                      1998A), 5.25%, 11/1/2012                                          AA / Aa3              2,188,485
      1,000,000       Michigan State Trunk Line, Refunding Revenue Bonds, 5.25%
                      (FSA INS), 11/1/2012                                             AAA / Aaa              1,122,300
      1,000,000       Michigan State Trunk Line, Refunding Revenue Bonds, 5.25%
                      (FSA INS), 11/1/2013                                             AAA / Aaa              1,129,320
      1,000,000       Michigan State Trunk Line, Revenue Bonds (Series 2001A),
                      5.50% (FSA INS), 11/1/2018                                       AAA / Aaa              1,125,950
      3,000,000       Michigan State, Refunding UT GO Bonds, 5.00%, 12/1/2007           AA / Aa2              3,155,160
      1,250,000       Milan, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75%
                      (U.S. Treasury PRF 5/1/2010 @ 100)/(Original Issue Yield:
                      5.86%), 5/1/2020                                                 AAA / Aaa              1,400,075
       300,000        Montague, MI, Public School District, UT GO Bonds, 5.125%
                      (FSA INS)/(Q-SBLF GTD), 5/1/2006                                 AAA / Aaa               306,186
       300,000        Montague, MI, Public School District, UT GO Bonds, 5.125%
                      (Q-SBLF GTD)/(U.S. Treasury PRF 5/1/2006 @ 100), 5/1/2008        AAA / Aaa               306,240
      2,000,000       Mount Clemens, MI, Community School District, Refunding UT
                      GO Bonds, 5.00% (FSA INS), 5/1/2014                              AAA / Aaa              2,217,040
      1,200,000       Newaygo, MI, Public Schools, UT GO Bonds, 5.50% (Q-SBLF
                      GTD)/(U.S. Treasury PRF 6/1/2010 @ 100), 5/1/2014                    NR                 1,330,488
       500,000        Northville, MI, Public School District, Refunding UT GO
                      Bonds, 5.00% (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF
                      5/1/2007 @ 100)/(Original Issue Yield: 5.05%), 5/1/2010          AAA / Aaa               519,570
       300,000        Novi, MI, UT GO Refunding Bonds, 3.25% (MBIA Insurance Corp.
                      INS), 10/1/2011                                                  AAA / Aaa               300,333
      1,765,000       Oakland County, MI, EDC, LO Revenue Bonds (Series 1997),
                      5.50% (Lutheran Social Services of Michigan)/(U.S. Treasury
                      PRF 6/1/2007 @ 102), 6/1/2014                                     NR / Aa3              1,887,403
      1,250,000       Orchard View, MI, Schools, School Building & Site Bonds
                      (Series 2003), 5.00% (Q-SBLF GTD), 5/1/2010                       AA / Aa2              1,354,838
      1,000,000       Paw Paw, MI, Public School District, School Building & Site
                      UT GO Bonds, 5.50% (Q-SBLF GTD)/(U.S. Treasury PRF 5/1/2010
                      @ 100)/(Original Issue Yield: 5.60%), 5/1/2020                       NR                 1,108,740
       275,000        Pewamo Westphalia, MI, Community School District, UT GO
                      Bonds, 5.00% (FGIC INS), 5/1/2006                                AAA / Aaa               280,335
      1,000,000       Pinckney, MI, Community Schools, Refunding UT GO Bonds,
                      5.00% (FSA INS), 5/1/2016                                        AAA / Aaa              1,098,340
      1,100,000       Plymouth-Canton, MI, Community School District, Refunding UT
                      GO Bonds, 4.50% (FGIC INS)/(Original Issue Yield: 4.55%),
                      5/1/2012                                                         AAA / Aaa              1,135,530
       500,000        Portage, MI, Public Schools, UT GO Refunding Bonds, 4.35%
                      (FSA INS)/(Original Issue Yield: 4.47%), 5/1/2011                AAA / Aaa               521,035
       500,000        Portage, MI, Public Schools, UT GO Refunding Bonds, 4.45%
                      (FSA INS)/(Original Issue Yield: 4.57%), 5/1/2012                AAA / Aaa               520,430
      1,625,000       River Rouge, MI, School District, Refunding UT GO Bonds,
                      5.00% (Q-SBLF GTD)/(FGIC INS), 5/1/2009                          AAA / Aaa              1,743,463
      1,000,000       Rochester, MI, Community School District, UT GO Bonds, 5.50%
                      (MBIA Insurance Corp. INS), 5/1/2006                             AAA / Aaa              1,023,980
      2,775,000       Rockford, MI, Public Schools, Refunding UT GO Bonds, 5.00%
                      (FSA INS), 5/1/2016                                              AAA / Aaa              3,073,313
      1,155,000       Romeo, MI, Community School District, Building & Site UT GO
                      Bonds, 5.00% (Q-SBLF GTD)/(U.S. Treasury PRF 5/1/2010 @
                      100)/(Original Issue Yield: 5.12%), 5/1/2012                         NR                 1,254,446
      1,170,000       Romulus, MI, Community Schools, UT GO Bonds, 6.00% (Q-SBLF
                      GTD)/(U.S. Treasury PRF 5/1/2009 @ 100), 5/1/2011                AAA / Aaa              1,298,209
      1,500,000       Roseville, MI, School District, UT GO Bonds, 4.45% (FSA
                      INS), 5/1/2006                                                   AAA / Aaa              1,521,825
      1,000,000       Saginaw, MI, Hospital Finance Authority, Hospital Revenue
                      Refunding Bonds (Series 2004G), 5.00% (Covenant Medical
                      Center, Inc.), 7/1/2017                                            A / NR               1,052,910
      1,500,000       Saginaw, MI, Hospital Finance Authority, Refunding Revenue
                      Bonds (Series 1999E), 5.625% (Covenant Medical Center,
                      Inc.)/(MBIA Insurance Corp. INS), 7/1/2013                       AAA / Aaa              1,641,375
      5,000,000       Saginaw, MI, Hospital Finance Authority, Revenue Bonds,
                      (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original
                      Issue Yield: 6.645%), 7/1/2030                                     A / NR               5,514,650
      2,000,000       Saline, MI, Area Schools, UT GO Bonds (Series 2000A), 5.75%
                      (U.S. Treasury PRF 5/1/2010 @ 100), 5/1/2018                         NR                 2,240,120
      1,000,000       Sault Ste Marie, MI, Area Public Schools, UT GO Bonds,
                      5.375% (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF 5/1/2009 @
                      100)/(Original Issue Yield: 5.65%), 5/1/2019                     AAA / Aaa              1,086,660
       675,000        South Lyon, MI, Community School District, UT GO Bonds,
                      (Series A), 5.75% (Q-SBLF GTD)/(U.S. Treasury PRF 5/1/2010 @
                      100)/(Original Issue Yield: 5.85%), 5/1/2019                         NR                  756,041
      1,165,000       South Lyon, MI, Community School District, UT GO Bonds,
                      (Series II), 5.25% (MBIA Insurance Corp. INS), 5/1/2016          AAA / Aaa              1,303,390
      1,675,000       Southfield, MI, Public Schools, UT GO School Building and
                      Site Bonds (Series B), 5.00% (Q-SBLF GTD)/(FSA INS), 5/1/2012    AAA / Aaa              1,846,721
      1,250,000       Trenton, MI, Building Authority, LT GO Bonds, 5.625% (AMBAC
                      INS)/(Original Issue Yield: 5.73%), 10/1/2021                    AAA / Aaa              1,391,763
       170,000        Troy, MI, City School District, Refunding UT GO  Bonds,
                      4.75% (Q-SBLF GTD)/(Original Issue Yield: 4.80%), 5/1/2008        AA / Aa3               175,375
       830,000        Troy, MI, City School District, UT GO Bonds, 4.75% (Q-SBLF
                      GTD)/(U.S. Treasury PRF 5/1/2007 @ 100)/(Original Issue
                      Yield: 4.80%), 5/1/2008                                              NR                  858,643
      1,000,000       University of Michigan, Revenue Refunding Bonds, (Series
                      A-1), 5.25%, 12/1/2009                                           AA+ / Aa2              1,065,420
      1,000,000       Utica, MI, Community Schools, UT GO Bonds, 5.00% (Q-SBLF
                      GTD), 5/1/2016                                                    AA / Aa2              1,097,040
      1,000,000       Utica, MI, Community Schools, UT GO School Building & Site
                      Refunding Bonds, 5.50% (Q-SBLF GTD), 5/1/2016                     AA / Aa2              1,118,310
       500,000        Walled Lake, MI, Consolidated School District, School
                      Building & Site UT GO Bonds, 5.00% (Q-SBLF GTD)/(MBIA
                      Insurance Corp. INS), 5/1/2012                                   AAA / Aaa               551,260
      1,200,000       Washtenaw Community College, MI, UT GO Bonds, (Series A),
                      4.90% (Original Issue Yield: 4.90%), 4/1/2006                     AA / Aa3              1,220,220
      1,450,000       Waterford, MI, School District, UT GO Refunding Bonds, 4.85%
                      (Q-SBLF GTD)/(Original Issue Yield: 4.90%), 6/1/2010              AA / Aa3              1,476,840
      1,000,000       Waverly, MI, Community Schools, School Building and Site UT
                      GO Bonds (Series 2000), 5.75% (FGIC INS)/(U.S. Treasury PRF
                      5/1/2010 @ 100), 5/1/2015                                        AAA / Aaa              1,111,040
      1,000,000       Wayne County, MI, Building Authority, LT GO Capital
                      Improvement Bonds, 5.35% (MBIA Insurance Corp.
                      INS)/(Original Issue Yield: 5.40%), 6/1/2009                     AAA / Aaa              1,043,490
      2,000,000       Wayne Westland Community Schools, MI, UT GO Refunding Bonds,
                      5.00% (FSA INS), 5/1/2014                                        AAA / Aaa              2,225,120
      1,775,000       West Bloomfield, MI, School District, Refunding UT GO Bonds,
                      5.50% (MBIA Insurance Corp. INS), 5/1/2015                       AAA / Aaa              1,967,392
       900,000        West Bloomfield, MI, School District, UT GO Bonds, 5.70%
                      (FGIC INS)/(U.S. Treasury PRF 5/1/2010 @ 100)/(Original
                      Issue Yield: 5.75%), 5/1/2014                                    AAA / Aaa              1,006,011
      1,000,000       West Branch Rose City, MI, Area School District, UT GO
                      Bonds, 5.50% (Q-SBLF GTD)/(FGIC INS)/(U.S. Treasury PRF
                      5/1/2009 @ 100)/(Original Issue Yield: 5.60%), 5/1/2017          AAA / Aaa              1,091,240
       800,000        West Ottawa, MI, Public School District, UT GO Bonds (Series
                      2002A), 4.00% (Q-SBLF GTD), 5/1/2007                              AA / Aa2               816,304
      1,025,000       Whitehall, MI, District Schools, UT GO Bonds, 5.50% (Q-SBLF
                      GTD), 5/1/2016                                                    AA / Aa2              1,141,994
      1,075,000       Whitmore Lake, MI, Public School District, UT GO Bonds,
                      5.00% (Q-SBLF GTD), 5/1/2009                                      AA / Aa2              1,152,551
      1,400,000       Wyandotte, MI, Electric Authority, Revenue Refunding Bonds,
                      6.25% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                      6.55%), 10/1/2008                                                AAA / Aaa              1,483,440
                      Total MUNICIPAL
                      BONDS
                      (IDENTIFIED COST $200,607,937)                                                         211,552,281
                      Short-Term Municipals--0.3%
                      Michigan--0.3%
       600,000        Michigan State Hospital Finance Authority, (Series 1999 A)
                      Weekly VRDNs (Covenant Retirement Communities,
                      Inc.)/(Lasalle Bank, N.A. LOC)                                    A-1 / NR               600,000
                      Puerto Rico--0.0%
       100,000        Puerto Rico Government Development Bank (GDB) Weekly VRDNs
                      (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)          A-1 / VMIG1              100,000
                      Total Short-Term Municipals (AT AMORTIZED COST)                                          700,000
                      Total Investments - 104.8%
                      (identified cost $201,307,937)(1)                                                      212,252,281
                      OTHER ASSETS AND LIABILITIES - NET - (4.8)%                                            (9,706,946)
                      TOTAL NET ASSETS - 100%                                                          $     202,545,335
                      Securities that are subject to the federal alternative
                      minimum tax (AMT) represent 3.1% of the Fund's
                      portfolio as calculated based upon total portfolio
                      market value.
    1       At May 31, 2005, the cost of investments for federal tax purposes was $201,290,279. The net unrealized appreciation of investments for federal tax purposes was $10,962,002. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,987,695 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,693.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
EDC               --Economic Development Commission
FGIC              --Financial Guaranty Insurance Company
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
INS               --Insured
LIQ               --Liquidity Agreement
LO                --Limited Obligation
LOC               --Letter of Credit
LT                --Limited Tax
PCR               --Pollution Control Revenue
PRF               --Prerefunded
Q-SBLF            --Qualified State Bond Loan Fund
SFM               --Single Family Mortgage
TOBs              --Tender Option Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes



Federated New York Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)


       Principal                                                                         Credit
         Amount                                                                          Rating                 Value
                        MUNICIPAL BONDS--101.0%
                        New York--97.2%
  $     500,000         Albany County, NY, IDA, IDRBs (Series 2004A), 5.375%             BBB- /
                        (Albany College of Pharmacy), 12/1/2024                          NR/BBB-       $       523,085
        500,000         Albany, NY, IDA, Civic Facility Revenue Bonds, (Series A),
                        5.75% (Albany Law School)/(Radian Asset Assurance
                        INS)/(Original Issue Yield: 5.83%), 10/1/2030                  AA / NR/NR              548,030
        500,000         Amherst, NY, IDA, Civic Facility Revenue Bonds (Series         AA / Aaa/AAA
                        2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC
                        INS)/(Original Issue Yield: 5.82%), 8/1/2025                  A                        559,820
        500,000         Broome County, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2004B), 5.00% (University Plaza-Phase II
                        )/(American Capital Access INS)/(Original Issue Yield:
                        5.05%), 8/1/2025                                                A / NR/NR              515,735
        295,000         Dutchess County, NY, IDA, Refunding Revenue Bonds (Series
                        2004A), 7.50% (St. Francis Hospital and Health Centers),
                        3/1/2029                                                           NR                  309,393
        785,000         Dutchess County, NY, IDA, Revenue Bonds (Series A), 5.00%      R / Baa1/NR
                        (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020      N                        825,718
        500,000         East Rochester, NY, Housing Authority, Revenue Bonds
                        (Series 2002A), 5.375% (Rochester St. Mary's Residence
                        Facility LLC)/(GNMA GTD), 12/20/2022                           AAA / NR/NR             542,990
        500,000         Essex County, NY, IDA, Solid Waste Disposal Revenue Bonds      BB / Baa2/NR
                        (Series A), 5.80% (International Paper Co.), 12/1/2019        B                        513,450
        500,000         Hempstead Town, NY, IDA, Civic Facility Revenue Bonds,
                        5.00% (Hofstra University)/(Original Issue Yield: 5.10%),
                        7/1/2033                                                       A / Baa1/NR             521,930
        220,000         Islip, NY, Resource Recovery Agency, Resource Recovery         AA / Aaa/AAA
                        Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023       A                        247,474
       1,000,000        Long Island Power Authority, NY, Electric System General
                        Revenue Bonds (Series 2003B), 5.25%, 12/1/2014                 A- / A3/A-             1,117,940
        750,000     (1) Long Island Power Authority, NY, Electric System Revenue       AA / Aaa/AAA
                        Bonds, (Series A), 5.50% (Escrowed In Treasuries COL),
                        12/1/2012                                                     A                        855,735
        500,000         Madison County, NY, IDA, Civic Facility Revenue Bonds          A- / Aa3/NR
                        (Series 2003A), 5.00% (Colgate University), 7/1/2023          A                        532,980
        750,000         Metropolitan Transportation Authority, NY, Refunding           AA / Aaa/AAA
                        Revenue Bonds (Series 2002A), 5.50% (AMBAC INS), 11/15/2018   A                        846,360
        500,000         Monroe County, NY, IDA, Civic Center Revenue Bonds, 5.25%
                        (St. John Fisher College)/(Radian Asset Assurance
                        INS)/(Original Issue Yield: 5.25%), 6/1/2026                   AA / NR/NR              536,075
        500,000         Monroe County, NY, IDA, Civic Facility Revenue Bond, 5.25%     R / Aaa/AAA
                        (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021      N                        541,885
        190,000         Nassau County, NY, IDA, Civic Facility Refunding Revenue
                        Bonds (Series 2001B), 5.875% (North Shore-Long Island
                        Jewish Obligated Group)/(Original Issue Yield: 5.92%),
                        11/1/2011                                                      NR / A3/A-              209,268
        500,000         Nassau County, NY, IDA, IDRBs (Series 2003A), 5.25%
                        (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD),
                        6/1/2027                                                        A / A3/NR              525,135
        625,000         New York City, NY, Health and Hospitals Corp., Health          AA / Aaa/AAA
                        System Revenue Bonds (Series 2002A), 5.50% (FSA INS),
                        2/15/2019                                                     A                        695,350
        500,000         New York City, NY, IDA, (Series 1995) Civic Facility           R / Baa2/NR
                        Revenue Bonds, 6.30% (College of New Rochelle)/(Original
                        Issue Yield: 6.45%), 9/1/2015                                 N                        512,545
        250,000         New York City, NY, IDA, Civic Facilities Revenue Bonds,        AA / Aaa/AAA
                        5.375% (New York University)/(AMBAC INS), 7/1/2017            A                        276,415
        400,000         New York City, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2001A), 6.375% (Staten Island University Hospital),
                        7/1/2031                                                       NR / Ba3/B              401,664
        300,000         New York City, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2002A), 5.375% (Lycee Francais de New York
                        Project)/(American Capital Access INS)/(Original Issue
                        Yield: 5.43%), 6/1/2023                                         A / NR/NR              314,607
        200,000         New York City, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2002C), 6.45% (Staten Island University Hospital),
                        7/1/2032                                                       NR / Ba3/B              201,350
       1,000,000        New York City, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2003), 5.00% (Roundabout Theatre Co.,
                        Inc.)/(American Capital Access INS), 10/1/2023                  A / NR/NR             1,034,720
        275,000         New York City, NY, IDA, Civic Facility Revenue Bonds, 7.00%
                        (Mt. St. Vincent College, NY), 5/1/2008                            NR                  278,113
        400,000     (2) New York City, NY, IDA, Liberty Revenue Bonds (Series A),
                        6.25% (7 World Trade Center LLC), 3/1/2015                         NR                  411,780
        500,000         New York City, NY, IDA, Special Airport Facility Revenue
                        Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK      BBB- /
                        International)/(Original Issue Yield: 5.65%), 7/1/2028           Baa3/NR               507,245
        500,000         New York City, NY, IDA, Special Facilities Revenue Bonds,      B- / Ba2/NR
                        5.25% (British Airways), 12/1/2032                            B                        440,065
        500,000         New York City, NY, Municipal Water Finance Authority,          A+ / Aa2/AA
                        Crossover Refunding Revenue Bonds (Series 2002B), 5.00%
                        (Original Issue Yield: 5.14%), 6/15/2026                      A                        522,625
        500,000         New York City, NY, Transitional Finance Authority, Future      AA / Aaa/AAA
                        Tax Secured Bonds (Series 2003C), 5.25% (AMBAC INS),
                        8/1/2022                                                      A                        546,395
        500,000         New York City, NY, Transitional Finance Authority, Future      AA / Aa1/AA+
                        Tax Secured Revenue Bonds (Series 2001C), 5.375%, 2/1/2015    A                        553,580
        500,000         New York City, NY, UT GO Bonds (Fiscal 2005 Series C),
                        5.25%, 8/15/2025                                               A+ / A1/A+              544,690
        515,000         New York City, NY, UT GO Bonds (Series 2002C), 5.50%,
                        3/15/2015                                                      A+ / A1/A+              565,537
        500,000         New York City, NY, UT GO Bonds (Series 2003J), 5.50%,
                        6/1/2023                                                       A+ / A1/A+              546,800
        500,000         New York Counties Tobacco Trust III, Revenue Bonds, 5.75%      BB / Ba1/NR
                        (Original Issue Yield: 5.93%), 6/1/2033                       B                        506,390
        500,000         New York State Dormitory Authority, Court Facilities Lease
                        Revenue Bonds (Series 2003A), 5.375% (New York City, NY),
                        5/15/2023                                                       A+ / A2/A              545,195
        500,000         New York State Dormitory Authority, Education Facilities       AA / Aaa/AAA
                        Revenue Bonds (Series 2002A), 5.125% (State University of
                        New York)/(FGIC INS), 5/15/2021                               A                        561,100
        500,000         New York State Dormitory Authority, FHA-Insured Mortgage       AA / Aaa/AAA
                        Hospital Revenue Bonds (Series 2003), 5.00% (Lutheran
                        Medical Center)/(MBIA Insurance Corp. INS), 8/1/2016          A                        540,765
        500,000         New York State Dormitory Authority, FHA-Insured Mortgage       AA / Aaa/AAA
                        Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian
                        Christian Home and Health Center)/(FHA and MBIA Insurance
                        Corp. INS), 8/1/2041                                          A                        569,565
       1,000,000        New York State Dormitory Authority, Insured Revenue Bonds
                        (Series 1999), 6.00% (Pratt Institute)/(Radian Asset
                        Assurance INS), 7/1/2020                                       AA / NR/NR             1,113,910
        750,000         New York State Dormitory Authority, Revenue Bonds (2003        AA / Aaa/AAA
                        Series 1), 5.00% (Memorial Sloan-Kettering Cancer
                        Center)/(MBIA Insurance Corp. INS), 7/1/2022                  A                        801,877
        500,000         New York State Dormitory Authority, Revenue Bonds (Series      AA / Aaa/AAA
                        1993A), 5.75% (City University of New York)/(FSA
                        INS)/(Original Issue Yield: 6.05%), 7/1/2018                  A                        592,430
        250,000         New York State Dormitory Authority, Revenue Bonds (Series      B / Ba1/BB+
                        2000B), 6.25% (Mt. Sinai NYU Health Obligated Group),
                        7/1/2022                                                      B                        250,380
        500,000         New York State Dormitory Authority, Revenue Bonds (Series      AA / Aaa/AAA
                        2002), 5.00% (Fordham University)/(FGIC INS), 7/1/2022        A                        532,465
        500,000         New York State Dormitory Authority, Revenue Bonds (Series      AA / Aaa/AAA
                        2002D), 5.00% (School Districts Financing Program)/(MBIA
                        Insurance Corp. INS), 10/1/2012                               A                        553,395
        750,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2003), 5.00% (Kateri Residence )/(Allied Irish Banks PLC
                        LOC), 7/1/2022                                                 NR / Aa3/NR             795,757
        250,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2003), 5.375% (North Shore-Long Island Jewish Obligated
                        Group)/(Original Issue Yield: 5.48%), 5/1/2023                 NR / A3/A-              266,568
        500,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance
                        INS), 7/1/2018                                                 AA / NR/NR              555,175
        750,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2003A), 5.50% (Winthrop-University Hospital                       NR /
                        Association)/(Original Issue Yield: 5.70%), 7/1/2023            Baa1/BBB+              800,587
        500,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2004), 5.25% (New York Methodist Hospital), 7/1/2024           NR / A3/NR              537,920
        250,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2004A), 5.25% (University of Rochester, NY), 7/1/2024          A+ / A1/NR              272,502
        400,000         New York State Dormitory Authority, Revenue Bonds (Series
                        2005), 5.00% (Rochester General Hospital)/(Radian Asset
                        Assurance INS), 12/1/2035                                      AA / Aa3/AA             420,696
        250,000         New York State Dormitory Authority, Revenue Bonds, 5.00%
                        (Manhattan College)/(Radian Asset Assurance INS)/(Original
                        Issue Yield: 5.30%), 7/1/2020                                  AA / NR/NR              264,990
        500,000         New York State Dormitory Authority, Revenue Bonds, 5.10%
                        (Catholic Health Services of Long Island)/(Original Issue         BBB /
                        Yield: 5.19%), 7/1/2034                                         Baa1/BBB+              514,630
        500,000         New York State Dormitory Authority, Revenue Bonds, 5.25%       AA / Aaa/AAA
                        (Cansius College)/(MBIA Insurance Corp. INS)/(Original
                        Issue Yield: 5.28%), 7/1/2030                                 A                        541,310
        500,000         New York State Dormitory Authority, Revenue Bonds, 6.25%
                        (Nyack Hospital)/(Original Issue Yield: 6.50%), 7/1/2013       NR / Ba3/B+             502,215
        400,000         New York State Environmental Facilities Corp. State Clean      AA / Aaa/AAA
                        Water and Drinking Water, Revenue Bonds (Series 2002B),
                        5.00% (Original Issue Yield: 5.07%), 6/15/2022                A                        426,848
        500,000         New York State Environmental Facilities Corp., Revenue         AA / Aaa/AAA
                        Bonds (Series 2002A), 5.25% (New York State Personal Income
                        Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021                   A                        549,435
        500,000         New York State Environmental Facilities Corp., Solid Waste
                        Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste
                        Management, Inc.), Mandatory Tender 7/1/2009                   BBB / NR/NR             513,030
        500,000         New York State Environmental Facilities Corp., Solid Waste
                        Disposal Revenue Bonds, 6.10% (Occidental Petroleum              BBB+ /
                        Corp.)/(Original Issue Yield: 6.214%), 11/1/2030                 Baa1/NR               513,025
        900,000         New York State Environmental Facilities Corp., Water           AA / Aaa/AAA
                        Facilities Revenue Refunding Bonds (Series A), 6.30%
                        (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024           A                        946,080
        500,000         New York State HFA, Revenue Bonds (Series 2003A), 5.25%
                        (New York State Personal Income Tax Revenue Bond Fund),
                        3/15/2021                                                      AA / A1/AA-             541,965
        110,000         New York State HFA, Service Contract Obligation Revenue
                        Bonds (Series 1995 A), 6.375% (U.S. Treasury PRF 9/15/2005
                        @ 102), 9/15/2015                                              AA- / A2/NR             113,317
         5,000          New York State HFA, Service Contract Obligation Revenue
                        Bonds (Series 1995 A), 6.375%, 9/15/2015                       AA- / A2/NR              5,144
        885,000         New York State Medical Care Facilities Finance Agency,
                        FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport
                        Memorial Hospital, NY)/(FHA GTD), 2/15/2035                    AA / Aa2/NR             904,966
        500,000         New York State Power Authority, Revenue Bonds (Series          A- / Aa2/AA
                        2002A), 5.00%, 11/15/2021                                     A                        533,945
        500,000         New York State Thruway Authority, (Series 2003A), 5.25%        AA / Aaa/AAA
                        (New York State Thruway Authority - Highway and Bridge
                        Trust Fund)/(MBIA Insurance Corp. INS), 4/1/2014              A                        559,655
        500,000         New York State Urban Development Corp., Correctional &
                        Youth Facilities Service Contract Revenue Bonds (Series
                        2002A), 5.50% TOBs (New York State), Mandatory Tender
                        1/1/2011                                                       AA- / A2/A+             550,170
        750,000         New York State Urban Development Corp., Revenue Bonds
                        (Series 2003B), 5.25% (New York State Personal Income Tax
                        Revenue Bond Fund), 3/15/2019                                  AA / NR/AA-             845,468
        500,000         New York State Urban Development Corp., Revenue Bonds
                        (Series A-1), 5.00% (New York State Personal Income Tax
                        Revenue Bond Fund), 12/15/2013                                 AA / A1/AA-             550,980
        500,000         New York State Urban Development Corp., Subordinated Lien
                        Revenue Bonds (Series 2004A), 5.125% (Empire State
                        Development Corp.), 1/1/2022                                    A / A2/A               539,900
        500,000         Niagara County, NY, IDA, Solid Waste Disposal Facility         BB / Baa3/NR
                        Revenue Refunding Bonds (Series 2001D), 5.55% TOBs
                        (American Ref-Fuel Co. of Niagara, L.P. Facility)
                        11/15/2015, Maturity 11/15/2024                               B                        538,695
        400,000         Niagara Falls, NY, City School District, COPs (Series            BBB- /
                        1998), 5.375% (Original Issue Yield: 5.42%), 6/15/2028           Baa3/NR               430,792
        500,000         Port Authority of New York and New Jersey, Revenue Bonds       AA / Aaa/AAA
                        (128th Series), 5.00% (FSA INS), 11/1/2019                    A                        548,175
        500,000         Schenectady, NY, Bond Anticipation Renewal Notes (Series
                        2005), 5.25% BANs, 5/26/2006                                       NR                  500,045
        250,000         Schenectady, NY, TANs (Series 2004), 5.90%, 12/30/2005             NR                  249,805
        500,000         Suffolk County, NY, IDA, IDRBs (Series 1998), 5.50%
                        (Nissequogue Cogen Partners Facility)/(Original Issue
                        Yield: 5.528%), 1/1/2023                                           NR                  491,685
        500,000         Tobacco Settlement Financing Corp., NY, Asset-Backed
                        Revenue Bonds (Series 2003A-1), 5.50% (New York State),
                        6/1/2019                                                       AA- / A2/A+             559,810
        440,000         Tompkins County, NY, IDA, Continuing Care Retirement
                        Community Revenue Bonds (Series 2003A), 5.375% (Kendal at
                        Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018          BBB / NR/NR             451,651
        500,000         United Nations, NY, Development Corp., Senior Lien
                        Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022        NR / A3/A-              522,235
        300,000         Utica, NY, IDA Civic Facility, Revenue Bonds (Series
                        2004A), 6.875% (Utica College), 12/1/2024                          NR                  323,364
        500,000         Westchester County, NY, IDA, Civic Facility Revenue Bonds
                        (Series 2001), 5.20% (Windward School)/(Radian Asset
                        Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021        AA / NR/NR              531,665
        175,000         Westchester County, NY, IDA, Continuing Care Retirement
                        Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on
                        Hudson)/(Original Issue Yield: 6.55%), 1/1/2024                    NR                  184,436
        500,000         Yonkers, NY, IDA, Civic Facility Revenue Bonds (Series
                        2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031       BB / NR/NR              512,470
                            Total                                                                            44,605,062
                        Puerto Rico--3.8%
        500,000     (2) Puerto Rico Electric Power Authority, Drivers (Series 266),
                        7.7408% (FSA INS), 7/1/2015                                    AAA / NR/NR             666,350
        500,000         Puerto Rico Highway and Transportation Authority,
                        Transportation Revenue Bonds (Series G), 5.00% (Original
                        Issue Yield: 5.10%), 7/1/2033                                  A / Baa2/NR             520,205
        135,000         Puerto Rico Public Building Authority, Revenue Bonds           BB / Baa2/NR
                        (Series 2002D), 5.25% (Commonwealth of Puerto Rico
                        GTD)/(Original Issue Yield: 5.40%), 7/1/2027                  B                        143,178
        365,000         Puerto Rico Public Building Authority, Revenue Bonds           - / Baa2/NR
                        (Series 2002D), 5.25% (U.S. Treasury PRF 7/1/2012 @
                        100)/(Original Issue Yield: 5.40%), 7/1/2027                  A                        405,844
                            Total                                                                             1,735,577
                            Total municipal investments - 101.0%
                            (identified cost $44,225,339)(3)                                                 46,340,639
                            other assets and liabilities - (1.0)%                                             (438,194)
                            Total net assets - 100%                                                    $     45,902,445

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 10.1% of the Fund's portfolio as calculated based upon total portfolio market value.

1          Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts. At May 31,
           2005, the Fund had the following open futures contract:
                                                                                               Unrealized
           Expiration Date      Contracts to Deliver                   Position                Depreciation
           -------------------- -------------------------------------- ----------------------- --------------------
           -------------------- -------------------------------------- ----------------------- --------------------
           June 2005            U.S. Treasury Notes 10 Year 30         Short                   ($88,018)
                                contracts
           -------------------- -------------------------------------- ----------------------- --------------------
           --------------------------------------------------------------------------------------------------------
2          Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
           At May 31, 2005, these securities amounted to $1,078,130 which represents 2.3% of total net assets.
3          At May 31, 2005, the cost of investments for federal tax purposes was $44,222,085. The net unrealized appreciation of investments for federal tax purposes was $2,118,554.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,186,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $67,845.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
BANs              --Bond Anticipation Notes
COL               --Collateralized
COPs              --Certificates of Participation
FGIC              --Financial Guaranty Insurance Company
FHA               --Federal Housing Administration
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
IDA               --Industrial Development Authority
IDRBs             --Industrial Development Revenue Bonds
INS               --Insured
LOC               --Letter of Credit
PRF               --Prerefunded
TANs              --Tax Anticipation Notes
TOBs              --Tender Option Bonds
UT                --Unlimited Tax



Federated North Carolina Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)


       Principal                                                                          Credit
        Amount                                                                            Rating                Value
                      MUNICIPAL BONDS--97.0%
                      North Carolina--89.4%
  $    1,190,000      Appalachian State University, NC, Parking System Revenue
                      Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%),
                      7/15/2025                                                          NR / Aaa       $     1,342,629
        940,000       Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625%
                      TOBs (Oak Knoll Apartments Project)/(FNMA GTD) 9/1/2021            AAA / NR             1,001,006
        500,000       Broad River, NC Water Authority, Water System Revenue Bonds
                      (Series 2000), 5.375% (MBIA Insurance Corp. INS)/(Original
                      Issue Yield: 5.55%), 6/1/2026                                      NR / Aaa              542,310
       1,330,000      Cabarrus County, NC, COP (Series 2002), 5.25%, 2/1/2018           AA- / Aa3             1,452,985
       2,000,000      Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA
                      Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019      AAA / Aaa             2,183,380
       1,000,000      Charlotte, NC, COP, 5.50% (Charlotte Convention
                      Facilities)/(U.S. Treasury PRF 12/10/2010 @101)/(Original
                      Issue Yield: 5.70%), 12/1/2020                                    AA+ / Aa2             1,128,680
       1,000,000      Charlotte, NC, Refunding COP, 5.00% (Charlotte Convention
                      Facilities), 12/1/2025                                            AA+ / Aa2             1,073,960
       1,000,000      Columbus County, NC Industrial Facilities & PCFA, Revenue
                      Bonds (Series 1996A), 5.85% (International Paper Co.),
                      12/1/2020                                                         BBB / Baa2            1,041,840
       1,000,000      Cumberland County, NC, UT GO Bonds, 5.70% (U.S. Treasury PRF
                      3/1/2010@102)/(Original Issue Yield: 5.78%), 3/1/2017             AA- / Aa3             1,134,490
       1,000,000      Fayetteville, NC Public Works Commission, Revenue Bonds
                      (Series 1999), 5.70% (U.S. Treasury PRF
                      3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019             AAA / Aaa             1,125,820
       1,000,000      Forsyth County, NC, COP, 5.375% (U.S. Treasury PRF 10/01/2011
                      @101), 10/1/2022                                                  AA+ / Aa1             1,131,620
        900,000       Gastonia, NC Combined Utilities System, Water & Sewer Revenue
                      Bonds, 5.625% (MBIA Insurance Corp. INS)/(Original Issue
                      Yield: 5.85%), 5/1/2019                                           AAA / Aaa              999,936
        750,000       Harnett County, NC, COP, 5.50% (FSA INS), 12/1/2015               AAA / Aaa              835,350
       1,000,000      Haywood County, NC Industrial Facilties & PCFA, Revenue
                      Refunding Bonds, 6.40% (Champion International
                      Corp.)/(Original Issue Yield: 6.42%), 11/1/2024                   NR / Baa2             1,079,130
       1,000,000      High Point, NC, Public Improvement UT GO Bonds (Series 2000B),
                      5.50% (Original Issue Yield: 5.67%), 6/1/2018                      AA / Aa3             1,118,860
       1,500,000      Martin County, NC IFA, (Series 1995) Solid Waste Disposal
                      Revenue Bonds, 6.00% (Weyerhaeuser Co.), 11/1/2025                BBB / Baa2            1,536,750
        500,000       North Carolina Eastern Municipal Power Agency, Power Supply
                      Revenue Refunding Bonds (Series D), 5.125% (Original Issue
                      Yield: 5.33%), 1/1/2026                                           BBB / Baa2             517,110
        500,000       North Carolina Eastern Municipal Power Agency, Power System
                      Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue
                      Yield: 5.57%), 1/1/2017                                           BBB / Baa2             535,620
        500,000       North Carolina Eastern Municipal Power Agency, Power System
                      Revenue Bonds (Series 1999D), 6.70%, 1/1/2019                     BBB / Baa2             561,090
        865,000       North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A),
                      5.55%, 1/1/2019                                                    AA / Aa2              897,161
        770,000       North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A),
                      6.10%, 1/1/2018                                                    AA / Aa2              806,829
        300,000       North Carolina Medical Care Commission, FHA INS Mortgage
                      Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional
                      Hospital)/(FSA INS), 10/1/2024                                    AAA / Aaa              333,690
        500,000       North Carolina Medical Care Commission, Health Care Facilities
                      First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian
                      Homes, Inc.)/(Original Issue Yield: 7.00%), 4/1/2031                  NR                 525,390
        500,000       North Carolina Medical Care Commission, Health Care Facilities
                      First Mortgage Revenue Bonds, 6.25% (Arbor Acres
                      Community)/(Original Issue Yield: 6.40%), 3/1/2027                    NR                 530,310
        500,000       North Carolina Medical Care Commission, Health Care Facilities
                      First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes,
                      Inc.)/(Original Issue Yield: 7.00%), 10/1/2021                        NR                 538,460
        500,000       North Carolina Medical Care Commission, Health Care Facilities
                      First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00%
                      (Deerfield Episcopal Retirement Community ), 11/1/2023                NR                 518,030
       1,000,000      North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital
                      Project)/(Original Issue Yield: 6.40%), 10/1/2019                  A- / NR              1,083,230
        250,000       North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical
                      Center)/(Original Issue Yield: 5.33%), 1/1/2021                     A / A2               263,410
        200,000       North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical
                      Center)/(Original Issue Yield: 5.38%), 1/1/2022                     A / A2               210,026
       1,000,000      North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds (Series 2003A), 5.00% (Novant Health Obligated
                      Group), 11/1/2017                                                 AA- / Aa3             1,073,050
       1,205,000      North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds (Series 2004A), 5.25% (Cleveland Community
                      Healthcare)/(AMBAC INS), 7/1/2021                                 AAA / Aaa             1,322,583
       1,000,000      North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds (Series 2005A), 5.00% (Blue Ridge HealthCare
                      System)/(FGIC INS), 1/1/2033                                      AAA / Aaa             1,056,080
       1,230,000      North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital )/(Radian
                      Asset Assurance INS), 10/1/2019                                    AA / NR              1,350,441
        625,000       North Carolina Medical Care Commission, Health Care Facilities
                      Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian
                      Asset Assurance INS)/(Original Issue Yield: 5.593%), 10/1/2019     AA / NR               671,313
        400,000       North Carolina Medical Care Commission, Health Care Housing
                      Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina
                      Projects), 10/1/2034                                              NR / Baa1              407,688
       1,000,000      North Carolina Medical Care Commission, Health System Revenue
                      Bonds, 5.25% (Mission Health, Inc.)/(Original Issue Yield:
                      5.48%), 10/1/2026                                                  AA / Aa3             1,064,910
       1,000,000      North Carolina Medical Care Commission, Hospital Revenue Bonds
                      (Series 2000), 5.50% (Northeast Medical Center)/(AMBAC
                      INS)/(Original Issue Yield: 5.74%), 11/1/2025                     AAA / Aaa             1,093,410
       1,000,000      North Carolina Medical Care Commission, Hospital Revenue Bonds
                      (Series 2002A), 5.375% (Southeastern Regional Medical
                      Center)/(Original Issue Yield: 5.48%), 6/1/2032                     A / NR              1,043,900
       1,000,000      North Carolina Medical Care Commission, Hospital Revenue
                      Bonds, 6.125% (Southeastern Regional Medical Center)/(Original
                      Issue Yield: 6.25%), 6/1/2019                                       A / A3              1,088,340
        685,000       North Carolina Medical Care Commission, Hospital Revenue
                      Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset
                      Assurance INS), 10/1/2018                                          AA / NR               753,603
        250,000       North Carolina Medical Care Commission, Retirement Facilities
                      First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at
                      Duke)/(Original Issue Yield: 6.35%), 9/1/2021                         NR                 268,283
        500,000       North Carolina Medical Care Commission, Retirement Facilities
                      First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens
                      Estates)/(Original Issue Yield: 6.50%), 7/1/2023                      NR                 531,290
        550,000       North Carolina Medical Care Commission, Retirement Facilities
                      First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress
                      Glen)/(Original Issue Yield: 6.092%), 10/1/2033                       NR                 579,876
        500,000       North Carolina Medical Care Commission, Retirement Facilities
                      First Mortgage Revenue Bonds (Series 2005A), 5.50% (United
                      Methodist Retirement Homes)/(Original Issue Yield: 5.55%),
                      10/1/2035                                                             NR                 511,350
       1,000,000      North Carolina Municipal Power Agency No. 1, Electric Revenue
                      Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%),
                      1/1/2020                                                          BBB+ / A3             1,123,440
       1,155,000      North Carolina Municipal Power Agency No. 1, Electric Revenue
                      Bonds, 10.50% (Escrowed In Treasuries COL), 1/1/2010              AAA / #Aaa            1,371,412
       1,200,000      Northern Hospital District of Surry County, NC, Health Care
                      Facilities Revenue Refunding Bonds (Series 2001), 5.10%
                      (Northern Hospital of Surry County)/(Radian Asset Assurance
                      INS)/(Original Issue Yield: 5.242%), 10/1/2021                     AA / Aa3             1,262,388
       1,080,000      Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL
                      Capital Assurance Inc. INS), 6/1/2025                             AAA / Aaa             1,152,122
       1,200,000      Piedmont Triad Airport Authority, NC, Airport Revenue Bonds
                      (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield:
                      6.02%), 7/1/2019                                                  AAA / Aaa             1,325,424
       1,000,000  (1) Pitt County, NC, COP (Series 2000B), 5.50% (FSA INS)/(Original
                      Issue Yield: 5.63%), 4/1/2025                                     AAA / Aaa             1,087,320
       1,500,000      Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial
                      Hospital)/(Escrowed In Treasuries COL)/(Original Issue Yield:
                      5.85%), 12/1/2021                                                 NR / #Aaa             1,555,605
       1,000,000      Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series
                      2005A), 5.00% (AMBAC INS), 5/1/2030                                NR / Aaa             1,061,390
       2,000,000      Randolph County, NC, COP (Series 2000), 5.60% (FSA
                      INS)/(Original Issue Yield: 5.77%), 6/1/2018                      AAA / Aaa             2,214,140
        890,000       University of North Carolina System Pool, Revenue Bonds
                      (Series A), 5.25% (University of North Carolina)/(AMBAC INS),
                      4/1/2021                                                          AAA / Aaa              983,664
        755,000       University of North Carolina System Pool, Revenue Bonds, 5.00%
                      (University of North Carolina)/(AMBAC INS), 4/1/2029               NR / Aaa              802,301
        500,000       Wilmington, NC Water & Sewer System, Revenue Bonds (Series
                      1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018    NR / Aaa              556,325
                      Total                                                                                  53,360,750
                      Puerto Rico--6.7%
       1,500,000  (2)  Puerto Rico Electric Power Authority, Drivers (Series 266),
                      7.7408% (FSA INS), 7/1/2015                                        AAA / NR             1,999,050
        500,000       Puerto Rico Highway and Transportation Authority,
                      Transportation Revenue Bonds (Series G), 5.00% (Original Issue
                      Yield: 5.10%), 7/1/2033                                            A / Baa2              520,205
        395,000       Puerto Rico Industrial, Tourist, Educational, Medical &
                      Environmental Control Facilities Financing Authority,
                      Cogeneration Facility Revenue Bonds (Series 2000A), 6.625%
                      (AES Puerto Rico Project)/(Original Issue Yield: 6.65%),
                      6/1/2026                                                          NR / Baa3              429,642
       1,000,000      Puerto Rico Public Finance Corp., Commonwealth Appropriation
                      Bonds (Series 2001E), 5.75% (U.S. Treasury PRF
                      2/1/2007@100)/(Original Issue Yield: 5.80%), 8/1/2030             BBB- / Aaa            1,047,580
                      Total                                                                                   3,996,477
                      Virgin Islands--0.9%
        500,000       University of the Virgin Islands, UT GO Bonds (Series A),
                      5.375% (Original Issue Yield: 5.43%), 6/1/2034                     BBB / NR              534,355
                      Total MUNICIPAL BONDS (identified cost $53,596,268)                                    57,891,582
                      Short-Term Municipals--1.3%
                      North Carolina--0.8%
        500,000       North Carolina Medical Care Commission, (Series 2001A) Weekly
                      VRDNs (Moses H. Cone Memorial)                                    A-1+ / NR              500,000
                      Puerto Rico--0.5%
        300,000       Puerto Rico Government Development Bank (GDB) Weekly VRDNs        -1 / VMIG1
                      (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)           A                       300,000
                      Total Short-Term Municipals (AT AMORTIZED COST)                                          800,000
                      Total MUNICIPAL Investments --
                      98.3%                                   (identified cost
                      $54,396,268)(3)                                                                        58,691,582
                      other assets and liabilities -- net -- 1.7%                                               1,022,682
                      total net assets -- 100%                                                           $    59,714,264
           Securities that are subject to the federal alternative minimum tax (AMT) represent 15.3% of the Fund's portfolio as calculated based upon total portfolio market value.
    1       Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
                             At May 31, 2005, the Fund had the following open futures contract:
                            Contracts                                                            Unrealized
           Expiration Date  To Receive                          Position                        Depreciation
           ---------------- ----------------------------------- ------------------------- -------------------------
           ---------------- ----------------------------------- ------------------------- -------------------------
              June 2005     70 U.S. Treasury Notes 10 Year      Short                            $(171,149)
                            Futures
           ---------------- ----------------------------------- ------------------------- -------------------------
           --------------------------------------------------------------------------------------------------------
    2      Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of
           1933. This security, which has been deemed liquid by criteria approved by the fund's Board of Trustees
            (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, this security amounted to $1,999,050 which represents 3.3% of total net assets.

            Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2005, is as follows:
                               Security                       Acquisition Date                  Acquisition Cost
           -------------------------------------------------- ------------------------- ------ --------------------
           -------------------------------------------------- ------------------------- ------ --------------------
             Puerto Rico Electric Power Authority, Drivers    6/27/2002                             1,799,020
               (Series 266), 7.7408% (FSA INS), 7/1/2015
           -------------------------------------------------- ------------------------- ------ --------------------
           --------------------------------------------------------------------------------------------------------
    3       At May 31, 2005, the cost of investments for federal tax purposes was $54,393,932. The net unrealized appreciation of investments for federal tax purposes was $4,297,650. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $4,298,633 and net unrealized depreciation from investments for those securities having an excess of cost over value of $983.

Note:             The categories of investments are shown as a percentage of total net assets at May 31, 2005.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under the general supervision of  the Trustees.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
COP               --Certificate Of Participation
FGIC              --Financial Guaranty Insurance Company
FHA               --Federal Housing Administration
FNMA              --Federal National Mortgage Association
FSA               --Financial Security Assurance
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
IFA               --Industrial Finance Authority
INS               --Insured
LIQ               --Liquidity Agreement
MFH               --Multifamily Housing Revenue
PCFA              --Pollution Control Financing Authority
PRF               --Prerefunded
TOBs              --Tender Option Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes





Federated Ohio Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)


       Principal                                                                           Credit
         Amount                                                                            Rating                 Value
                        Municipal bond-95.9%
                        Ohio--90.4%
$      1,000,000        Akron, Bath & Copley, OH Joint Township, Hospital District
                        Revenue Bonds (Series 2004A), 5.125% (Summa Health
                        System)/(Radian Asset Assurance INS)/(Original Issue Yield:
                        5.38%), 11/15/2024                                                NR / Aa3         $    1,053,190
       1,750,000        Akron, Bath & Copley, OH Joint Township, Hospital
                        Facilities Revenue Bonds (Series 2004A), 5.25% (Summa
                        Health System)/(Radian Asset Assurance INS)/(Original
                        Issue Yield:
                        5.47%), 11/15/2031                                                NR / Aa3              1,861,230
       1,000,000        Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%),
                        11/1/2020                                                         AA- / A1              1,125,060
       1,000,000        Bay Village, OH City School District, School Improvement UT
                        GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021         NR / Aa2              1,072,700
       1,000,000        Cleveland, OH Waterworks, Revenue Bonds (Series 2002K), 5.25%
                        (FGIC INS), 1/1/2021                                              AAA / Aaa             1,116,710
        530,000         Cleveland-Cuyahoga County, OH Port Authority, Bond Fund
                        Program Development Revenue Bonds (Series 2004E), 5.60% (Port
                        of Cleveland Bond Fund), 5/15/2025                                   NR                  543,791
        465,000         Cleveland-Cuyahoga County, OH Port Authority, Development
                        Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond
                        Fund), 11/15/2021                                                    NR                  491,872
        500,000         Cleveland-Cuyahoga County, OH Port Authority, Development
                        Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond
                        Fund), 5/15/2022                                                     NR                  525,285
       1,000,000        Cleveland-Cuyahoga County, OH Port Authority, Special
                        Assessment Tax-Increment Revenue Bonds, 7.00%
                        (University Heights, OH Public Parking Garage)/(Original
                        Issue Yield:
                        7.20%), 12/1/2018                                                    NR                 1,078,860
       1,000,000        Columbus, OH City School District, School Facilities
                        Construction & Improvement UT GO Bonds, 5.25% (FSA INS),
                        12/1/2024                                                         AAA / Aaa             1,104,230
       1,610,000        Columbus, OH City School District, School Facilities
                        Construction & Improvement UT GO Bonds, 5.00% (FGIC INS),
                        12/1/2024                                                         AAA / Aaa             1,733,455
       1,000,000        Columbus, OH Tax Increment Financing, Tax Allocation Revenue
                        Bonds (Series 2004A), 5.00% (Easton Project)/(AMBAC INS),
                        12/1/2024                                                         AAA / Aaa             1,066,010
       1,000,000    (1) Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%,
                        12/1/2020                                                         AA+ / Aa1             1,165,230
       1,000,000        Erie County, OH, Hospital Facilities Revenue Bonds (Series
                        2002A), 5.50% (Firelands Regional Medical Center)/(Original
                        Issue Yield: 5.66%), 8/15/2022                                     A / A2               1,064,730
       1,500,000        Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00%
                        (Radian Asset Assurance INS)/(Original Issue Yield: 5.05%),
                        6/15/2028                                                          AA / NR              1,550,280
        500,000         Franklin County, OH Health Care Facilities, Improvement
                        Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian
                        Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035      BBB / NR               514,500
       1,500,000        Franklin County, OH Health Care Facilities, Revenue Refunding
                        Bonds, 5.50% (Ohio Presbyterian Retirement
                        Services)/(Original Issue Yield: 5.69%), 7/1/2021                 BBB / NR              1,551,810
        750,000         Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol
                        South Community Urban Redevelopment Corp.), 6/1/2011                 NR                  788,963
       1,000,000        Greene County, OH, University Housing Revenue Bonds (Series
                        2002A), 5.50% (Marauder Development LLC at Central State
                        University)/(American Capital Access INS)/(Original Issue
                        Yield: 5.65%), 9/1/2027                                            A / NR               1,052,920
       1,000,000        Greene County, OH, University Housing Revenue Bonds (Series
                        2002A), 5.375% (Marauder Development LLC at Central State
                        University)/(American Capital Access INS)/(Original Issue
                        Yield: 5.55%), 9/1/2022                                            A / NR               1,055,440
       1,530,000        Hamilton County, OH Hospital Facilities Authority, Revenue
                        Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital
                        Medical Center)/(FGIC INS), 5/15/2023                             AAA / Aaa             1,672,734
        580,000         Hamilton County, OH Hospital Facilities Authority, Revenue
                        Refunding & Improvement Bonds, 7.00% (Deaconess
                        Hospital)/(Original Issue Yield: 7.046%), 1/1/2012                 A- / A3               587,470
       2,400,000        Hamilton County, OH Sewer System, Improvement Revenue Bonds
                        (Series 2000A), 5.75% (Metropolitan Sewer District of Greater
                        Cincinnati)/(U.S. Treasury PRF 6/1/2010 @ 101)/(Original
                        Issue Yield: 5.78%), 12/1/2025                                    AAA / Aaa             2,715,216
       2,000,000        Hamilton County, OH, Subordinated Sales Tax Revenue Bonds
                        (Series B), 5.25% (AMBAC INS)/(Original Issue Yield: 5.62%),
                        12/1/2032                                                         NR / Aaa              2,148,880
       2,000,000        Hamilton, OH City School District, School Improvement UT GO
                        Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%),
                        12/1/2024                                                          AA / NR              2,223,640
       1,000,000        Heath, OH City School District, School Improvement UT GO
                        Bonds, (Series A), 5.50% (FGIC LOC)/(Original Issue
                        Yield: 5.635%), 12/1/2027                                         NR / Aaa              1,091,960
       1,010,000        Kent State University, OH, General Receipts Revenue Bonds,
                        6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024         AAA / Aaa             1,136,503
       1,500,000        Lake, OH Local School District, UT GO Bonds, 5.75% (FGIC
                        INS)/(Original Issue Yield: 5.90%), 12/1/2021                     AAA / Aaa             1,675,470
       2,000,000        Licking Heights, OH Local School District, School Facilities
                        Construction & Improvement UT GO Bonds (Series 2000A), 5.50%
                        (FGIC INS)/(Original Issue Yield: 5.58%), 12/1/2024               NR / Aaa              2,198,540
       1,500,000        Lorain County, OH, Health Care Facilities Revenue Refunding
                        Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original
                        Issue Yield: 5.53%), 2/1/2021                                     BBB / NR              1,516,020
       1,000,000        Lorain County, OH, Hospital Revenue Refunding & Improvement
                        Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue
                        Yield: 5.52%), 10/1/2033                                          AA- / A1              1,044,760
       1,500,000        Lucas County, OH, Health Care Facilities Refunding &
                        Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset
                        Retirement Community, Inc.)/(Original Issue Yield: 6.75%),
                        8/15/2030                                                            NR                 1,601,295
       1,000,000        Mahoning County, OH Hospital Facilities, Hospital Facilities
                        Revenue Bonds (Series A), 6.00% (Forum Health Obligated
                        Group)/(Original Issue Yield: 6.15%), 11/15/2032                 BBB+ / Baa1            1,094,290
       1,000,000        Marion County, OH Hospital Authority, Hospital Refunding &
                        Improvement Revenue Bonds (Series 1996), 6.375% (Community
                        Hospital of Springfield)/(Original Issue Yield: 6.52%),
                        5/15/2011                                                         BBB+ / NR             1,043,780
       1,000,000        Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC
                        INS), 12/1/2023                                                   AAA / Aaa             1,108,320
       1,000,000        Miami County, OH, Hospital Facilities Revenue Refunding &
                        Improvement Bonds (Series 1996A), 6.375% (Upper Valley
                        Medical Center, OH)/(Original Issue Yield: 6.62%), 5/15/2026     BBB+ / Baa1            1,037,490
       1,000,000        Moraine, OH Solid Waste Disposal Authority, Revenue Bonds,
                        6.75% (General Motors Corp.)/(Original Issue Yield: 6.80%),
                        7/1/2014                                                          BB / Baa3             1,039,100
       1,720,000        Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002
                        A-1), 5.30% (GNMA Collateralized Home Mortgage Program GTD),
                        9/1/2022                                                          NR / Aaa              1,753,729
       2,500,000        Ohio State Air Quality Development Authority, PCR Refunding
                        Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating
                        Co.), 12/1/2013                                                  BB+ / Baa3             2,614,950
       1,500,000        Ohio State Environmental Facilities, Revenue Bonds (Series
                        2005), 5.75% (Ford Motor Co.), 4/1/2035                          BB+ / Baa3             1,393,275
       1,000,000        Ohio State Higher Educational Facilities Commission, Higher
                        Educational Facility Revenue Bonds, 5.125% (Oberlin College),
                        10/1/2024                                                          AA / NR              1,072,920
       1,000,000        Ohio State Higher Educational Facilities Commission, Revenue
                        Bonds (Series 2002B), 5.50% (Case Western Reserve University,
                        OH), 10/1/2022                                                    AA- / A1              1,109,210
       1,000,000        Ohio State Higher Educational Facilities Commission, Revenue
                        Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027        AAA / Aaa             1,070,640
        500,000         Ohio State Higher Educational Facilities Commission, Revenue
                        Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021                  A- / NR               541,480
       1,070,000        Ohio State Higher Educational Facilities Commission, Revenue
                        Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue
                        Yield: 5.53%), 12/1/2023                                           A- / NR              1,151,341
        610,000         Ohio State Higher Educational Facilities Commission, Revenue
                        Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield:
                        5.61%), 12/1/2024                                                  A- / NR               655,439
       2,000,000        Ohio State Higher Educational Facilities Commission, Revenue
                        Bonds, 5.85% (John Carroll University, OH)/(Original Issue
                        Yield: 6.05%), 4/1/2020                                            NR / A2              2,173,640
       2,000,000        Ohio State University, General Receipts Revenue Bonds (Series
                        2003B), 5.25%, 6/1/2023                                           AA / Aa2              2,208,600
       2,000,000        Ohio State Water Development Authority, PCR Bonds, 5.10%,
                        12/1/2022                                                         AAA / Aaa             2,224,960
       1,000,000        Ohio Waste Development Authority Solid Waste, Revenue Bonds
                        (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory
                        Tender 11/1/2007                                                  BBB / NR              1,019,800
       1,620,000        Olentangy, OH Local School District, School Facilities
                        Construction & Improvement UT GO Bonds (Series 2002A), 5.25%,
                        12/1/2021                                                         AA / Aa2              1,776,476
       1,835,000        Otsego, OH Local School District, Construction & Improvement
                        UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.15%),
                        12/1/2028                                                         NR / Aaa              1,960,147
       1,255,000        Ottawa & Glandorf, OH Local School District, School
                        Facilities Construction & Improvement UT GO Bonds, 5.25%
                        (MBIA Insurance Corp. INS), 12/1/2020                             NR / Aaa              1,376,220
       1,000,000        Parma, OH, Hospital Improvement and Refunding Revenue Bonds,
                    5.375% (Parma Community General Hospital
                        Association)/(Original Issue Yield: 5.45%), 11/1/2029              A- / NR              1,031,870
        500,000         Port Authority for Columbiana County, OH, Solid Waste
                        Facility Revenue Bonds (Series 2004A), 7.25% (Apex
                        Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034           NR                  505,415
        500,000     (2)  Port of Greater Cincinnati, OH Development Authority,
                        Special Assessment Revenue Bonds, 6.30% (Cincinnati Mills),
                        2/15/2024                                                            NR                  538,495
       1,000,000        Portage County, OH Board of County Hospital Trustees,
                        Hospital Revenue Bonds (Series 1999), 5.75% (Robinson
                        Memorial Hospital)/(AMBAC INS)/
                        (Original Issue Yield: 5.90%), 11/15/2019                         AAA / Aaa             1,106,080
       1,500,000        Rickenbacker, OH Port Authority, Capital Funding Revenue
                        Bonds (Series 2002A) , 5.375% (OASBO Expanded Asset Pooled
                        Financing Program)/
                        (Original Issue Yield: 5.60%), 1/1/2032                            NR / A2              1,660,005
       2,000,000        Springboro, OH Community School District, School Improvement
                        UT GO Bonds, 5.00% (MBIA Insurance Corp. INS)/(Original Issue
                        Yield: 5.03%), 12/1/2032                                          AAA / Aaa             2,121,200
       1,000,000        Steubenville, OH, Hospital Facilities Revenue Refunding &
                        Improvement Bonds, 6.375% (Trinity Health System Obligated
                        Group)/(Original Issue Yield: 6.55%), 10/1/2020                    NR / A3              1,104,650
        500,000         Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series
                        2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032                NR                  525,885
       1,500,000        Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45%
                        (CSX Corp.), 12/15/2021                                           NR / Baa2             1,760,445
       1,375,000        Toledo-Lucas County, OH Port Authority, Special Assessment
                        Revenue Bonds, 5.25% (Crocker Park Public Improvement
                        Project)/(Original Issue Yield: 5.37%), 12/1/2023                    NR                 1,443,516
       2,000,000        Tuscarawas County, OH, Hospital Facilities Revenue Bonds,
                        5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026    AA / Aa1              2,197,780
       1,025,000        University of Cincinnati, OH, General Receipts Revenue Bonds
                        (Series 2004D), 5.00% (AMBAC INS), 6/1/2026                       AAA / Aaa             1,094,249
       1,000,000        Warrensville Heights, OH School District, UT GO Bonds, 5.75%
                        (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024               AAA / Aaa             1,125,290
       1,995,000        Waynesville, OH Health Care Facilities, Revenue Bonds (Series
                        2001A), 5.70% (Quaker Heights Project)/(GNMA Collateralized
                        Home Mortgage Program GTD), 2/20/2043                             NR / Aaa              2,168,625
                            Total                                                                              88,938,066
                        Puerto Rico--5.2%
       2,000,000    (2)  Puerto Rico Electric Power Authority, Drivers (Series 266),
                        7.7408% (FSA INS), 7/1/2015                                       AAA / NR              2,665,400
       1,000,000    (2)  Puerto Rico Highway and Transportation Authority, Residual
                        Interest Tax-Exempt Securities (Series PA 331B), 7.24877%
                        (AMBAC INS), 1/1/2011                                                NR                 1,321,560
        990,000         Puerto Rico Industrial, Tourist, Educational, Medical &
                        Environmental Control Facilities Financing Authority,
                        Cogeneration Facility Revenue Bonds (Series 2000A), 6.625%
                        (AES Puerto Rico Project)/(Original Issue Yield: 6.65%),
                        6/1/2026                                                          NR / Baa3             1,076,823
                            Total                                                                               5,063,783
                        Virgin Islands--0.3%
        305,000         Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A),
                        6.50% (GNMA COL)/(Original Issue Yield: 6.522%), 3/1/2025         AAA / NR               311,365
                            Total mUNICIPAL BONDS
                            (IDENTIFIED COST $87,413,566)                                                      94,313,214
                        SHORT-TERM MUNICIPALS--1.1%
                        Puerto Rico - 1.1%
       1,100,000        Puerto Rico Government Development Bank (GDB) Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ) (at
                        amortized cost)                                                   AAA / Aaa             1,100,000
                            Total Municipal investments - 97.0%
                            (identified cost $88,513,566)(3)                                                   95,413,214
                            other assets and liabilities - net - 3.0%                                           2,932,049
                            Total net assets - 100%                                                        $   98,345,263

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 8.5% of the Fund's portfolio as calculated based upon total portfolio market value.

1          Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
           At May 31, 2005, the Fund had the following open futures contracts:
                                 Contracts                                                  Unrealized
           Expiration Date       To Receive                              Position           Depreciation
           --------------------- --------------------------------------- ------------------ -----------------------
           --------------------- --------------------------------------- ------------------ -----------------------

           June 2005             75 U.S. Treasury Notes 10 Year Futures  Short              $(293,069)
           --------------------- --------------------------------------- ------------------ -----------------------
2          Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $4,525,455 which represents 4.6% of total net assets.
           Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the
           Trustees, for each security held at May 31, 2005 is as follows.

           Security                                                   Acquisition Date        Acquisition Cost
           ---------------------------------------------------------- ----------------------- ----------------------
           Port of Greater Cincinnati, OH Development Authority,      2/11/2004               500,000
           Special Assessment Revenue Bonds, 6.30% (Cincinnati
           Mills), 2/15/2024
           ---------------------------------------------------------- ----------------------- ----------------------
           Puerto Rico Electric Power Authority, Drivers (Series      6/27/2002               2,474,120
           266), 7.7408% (FSA INS), 7/1/2015
           ---------------------------------------------------------- ----------------------- ----------------------
           Puerto Rico Highway and Transportation Authority,          3/3/1998                1,158,780
           Residual Interest Tax-Exempt Securities (Series PA
           331B), 7.24877% (AMBAC INS), 1/1/2011
           ---------------------------------------------------------- ----------------------- ----------------------
3          The cost of investments for federal tax purposes was $88,513,460. The net unrealized appreciation of investments for federal tax purposes was $6,899,754. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,006,837 and net unrealized depreciation from investments for those securities having an excess of cost over value of $107,083.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005. Investment Valuation Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.
Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
FGIC              --Financial Guaranty Insurance Company
FSA               -- Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HFA               --Housing Finance Authority
INS               --Insured
LIQ               --Liquidity Agreement
LOC               --Letter of Credit
LT                --Limited Tax
PCR               --Pollution Control Revenue
PRF               --Prerefunded
TOBs              --Tender Option Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes





Federated Pennsylvania Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)


       Principal                                                                           Credit
         Amount                                                                            Rating                Value
                        Municipal BONDS--97.9%
                        Pennsylvania--96.4%
  $    1,300,000        Allegheny County Redevelopment Authority, Revenue Bonds,
                        5.60% (Pittsburgh Mills), 7/1/2023                                   NR           $     1,370,564
       1,500,000        Allegheny County Redevelopment Authority, Tax Increment
                        Bonds (Series 2000A), 6.30% (Waterfront Project), 12/15/2018         NR                 1,672,800
       4,250,000        Allegheny County, PA Airport Authority, Airport Revenue
                        Refunding Bonds (Series 1999), 6.125% (Pittsburgh
                        International Airport)/(FGIC INS), 1/1/2017                       AAA/Aaa               4,635,092
       2,500,000        Allegheny County, PA HDA, Health System Revenue Bonds
                        (Series 2000B), 9.25% (West Penn Allegheny Health
                        System)/(Original Issue Yield: 9.70%), 11/15/2030                   B/B1                3,018,450
       2,000,000        Allegheny County, PA HDA, Refunding Revenue Bonds (Series
                        1998A), 5.125% (South Hills Health System)/(Original Issue
                        Yield: 5.34%), 5/1/2023                                           NR/Baa1               1,963,140
        785,000         Allegheny County, PA HDA, Refunding Revenue Bonds, 6.625%
                        (Allegheny General Hospital)/(Escrowed In Treasuries COL),
                        7/1/2009                                                          AAA/Aaa                838,294
       2,000,000        Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic
                        Health East)/
                        (Original Issue Yield: 5.60%), 11/15/2032                           A/A2                2,088,740
       1,500,000        Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley
                        General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018     NR/Baa2               1,525,170
       4,000,000        Allegheny County, PA HDA, Revenue Bonds, (Series 1997A),
                        5.60% (UPMC Health System)/(MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.85%), 4/1/2017                      AAA/Aaa               4,237,120
       1,000,000        Allegheny County, PA Higher Education Building Authority,
                        Revenue Bonds (Series 2002A), 5.95% (Chatham
                        College)/(Original Issue Yield: 5.97%), 3/1/2032                   BBB/NR               1,046,480
       1,000,000        Allegheny County, PA Higher Education Building Authority,
                        Revenue Bonds (Series 2002B), 5.25% (Chatham
                        College)/(Original Issue Yield: 5.35%), 11/15/2016                 BBB/NR               1,022,600
        575,000     (1)  Allegheny County, PA IDA, Cargo Facilities Lease Revenue
                        Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project),
                        9/1/2009                                                             NR                  564,713
       1,000,000        (1) Allegheny County, PA IDA, Cargo Facilities Lease
                        Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC
                        Project)/(Original Issue Yield: 6.75%), 9/1/2024                     NR                  962,170
       3,185,000        Allegheny County, PA IDA, Environmental Improvement
                        Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil
                        Corp.), 12/1/2029                                                BBB+/Baa1              3,306,890
       1,250,000        Allegheny County, PA IDA, Environmental Improvement
                        Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil
                        Corp.), 9/1/2030                                                 BBB+/Baa1              1,306,525
       1,500,000        Allegheny County, PA IDA, Health Care Facilities Revenue
                        Refunding Bonds (Series 1998), 5.75% (Presbyterian
                        SeniorCare-Westminister Place Project), 1/1/2023                     NR                 1,499,985
        935,000         Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001),
                        6.60% (Residential Resources Inc. Project)/(Original Issue
                        Yield: 6.75%), 9/1/2031                                              NR                  998,655
       3,000,000        Allegheny County, PA Port Authority, Special Revenue
                        Transportation Bonds (Series 1999), 6.00% (MBIA Insurance
                        Corp. INS)/(Original Issue Yield: 6.05%), 3/1/2019                AAA/Aaa               3,346,110
        515,000         Allegheny County, PA Residential Finance Agency, SFM Revenue
                        Bonds (Series 2001KK-1) , 5.375% (GNMA Collateralized Home
                        Mortgage Program GTD), 5/1/2022                                    NR/Aaa                538,978
        515,000         Allegheny County, PA Residential Finance Agency, SFM Revenue
                        Bonds (Series FF-1), 5.90% (GNMA Collateralized Home
                        Mortgage Program COL), 5/1/2020                                    NR/Aaa                545,524
       1,835,000        Allentown, PA Area Hospital Authority, Revenue Bonds (Series
                        B), 6.75% (Sacred Heart Hospital of Allentown), 11/15/2015        BB+/Baa3              1,929,686
       2,000,000        Bethlehem, PA Area Vocational-Technical School Authority,
                        Guaranteed Lease Revenue Bonds (Series 1999), 5.50%
                        (Bethlehem Area Vocational-Technical School)/(U.S. Treasury
                        PRF 9/1/2009 @ 100)/(Original Issue Yield: 5.55%), 9/1/2020        NR/Aaa               2,196,520
       4,250,000        Bradford County, PA IDA, Solid Waste Disposal Refunding
                        Revenue Bonds (Series 2005A), 4.70% (International Paper
                        Co.), 3/1/2019                                                    BBB/Baa2              4,247,577
       1,000,000        Bucks County, PA Community College Authority, College
                        Building Revenue Bonds (Series 1996), 5.50% (Original Issue
                        Yield: 5.70%), 6/15/2017                                           NR/Aa2               1,045,740
        750,000         Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00%
                        (Pennswood Village)/(Original Issue Yield: 6.12%), 10/1/2027      BBB+/NR                808,155
        500,000         Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00%
                        (Pennswood Village)/(Original Issue Yield: 6.16%), 10/1/2034      BBB+/NR                535,510
       1,000,000        Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs
                        (Waste Management, Inc.), Mandatory Tender 2/1/2008                BBB/NR               1,021,740
       1,580,000        Carbon County, PA IDA, Refunding Revenue Bonds, 6.65%
                        (Panther Creek Partners Project)/(BNP Paribas SA and Union
                        Bank of California LOCs), 5/1/2010                                BBB-/NR               1,716,512
       1,100,000        Chester County, PA HEFA, Mortgage Refunding Revenue Bonds,
                        5.50% (Tel Hai Obligated Group Project)/(Original Issue
                        Yield: 5.60%), 6/1/2025                                           BBB-/NR               1,101,903
       1,500,000        Clarion County, PA Hospital Authority, Revenue Refunding
                        Bonds, (Series 1997), 5.75% (Clarion County
                        Hospital)/(Original Issue Yield: 5.95%), 7/1/2017                 BBB-/NR               1,483,215
       1,575,000        Commonwealth of Pennsylvania, GO UT Bonds, 6.00% (Original
                        Issue Yield: 6.15%), 7/1/2007                                      AA/Aa2               1,674,131
       1,000,000        Crawford County, PA Hospital Authority, Senior Living
                        Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury
                        United Methodist Community Obligated Group)/(Original Issue
                        Yield: 6.32%), 8/15/2019                                             NR                 1,035,270
       1,250,000        Cumberland County, PA Municipal Authority, College Revenue
                        Bonds (Series A), 5.50% (Dickinson College)/(AMBAC
                        INS)/(Original Issue Yield: 5.70%), 11/1/2025                      NR/Aaa               1,363,325
       1,000,000        Cumberland County, PA Municipal Authority, Retirement
                        Community Revenue Bonds (Series 2002A), 7.125% (Wesley
                        Affiliated Services, Inc. Obligated Group)/(Original Issue
                        Yield: 7.40%), 1/1/2025                                              NR                 1,087,040
       2,800,000        Delaware County, PA Authority, College Revenue Bonds (Series
                        1999), 5.75% (Cabrini College)/(Radian Asset Assurance
                        INS)/(Original Issue Yield: 5.95%), 7/1/2019                       AA/NR                2,998,604
       2,650,000        Delaware County, PA Authority, College Revenue Refunding
                        Bonds (Series 1998A), 5.375% (Neumann College)/(Original
                        Issue Yield: 5.48%), 10/1/2018                                    BBB-/NR               2,729,129
       2,875,000        Delaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn,
                        Inc.)/
                        (Radian Asset Assurance INS), 6/1/2022                             AA/Aa3               3,039,565
       1,000,000        Delaware River Joint Toll Bridge Commission,
                        Pennsylvania-New Jersey Bridge System Revenue Bonds (Series
                        2003), 5.25%, 7/1/2020                                             A-/A2                1,125,630
       1,500,000        Delaware River Port Authority, Revenue Bonds (Series 1999),
                        6.00% (FSA INS), 1/1/2019                                         AAA/Aaa               1,672,605
       2,000,000        Delaware River Port Authority, Revenue Bonds, 6.00% (FSA
                        INS), 1/1/2018                                                    AAA/Aaa               2,230,140
       10,000,000       Delaware Valley, PA Regional Finance Authority, Local
                        Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS),
                        7/1/2017                                                          AAA/Aaa              11,546,900
       1,000,000    (1)  Delaware Valley, PA Regional Finance Authority, Residual
                        Interest Tax-Exempt Securities (PA-1029), 7.69123%, 7/1/2017         NR                 1,327,490
       4,100,000        Erie County, PA Hospital Authority, Health Facilities
                        Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of
                        Erie)/(Radian Asset Assurance INS)/
                        (Original Issue Yield: 6.05%), 8/15/2019                           AA/NR                4,438,947
        570,000         Erie, PA Higher Education Building Authority, College
                        Revenue Refunding Bonds (Series 2004B), 5.00% (Mercyhurst
                        College)/(Original Issue Yield: 5.11%), 3/15/2023                  BBB/NR                578,875
       2,660,000        Greater Nanticoke, PA Area School District, UT GO Bonds,
                        5.50% (U.S. Treasury PRF 10/15/2005 @ 100)/(Original Issue
                        Yield: 5.62%)                                                     AAA/Aaa               2,687,079
       2,000,000        Indiana County, PA IDA, Refunding Revenue Bonds, 5.00%
                        (Indiana University of PA)/(AMBAC INS), 11/1/2029                 AAA/Aaa               2,127,320
        800,000         Jeannette Health Services Authority, PA, Hospital Revenue
                        Bonds (Series A of 1996), 6.00% (Jeannette District Memorial
                        Hospital)/(Original Issue Yield: 6.15%), 11/1/2018                 BB-/NR                781,960
       1,000,000        Lancaster County, PA Hospital Authority, Health Center
                        Revenue Bonds (Series 2001), 5.875% (Willow Valley
                        Retirement Communities)/(Original Issue Yield: 5.95%),
                        6/1/2031                                                           A-/NR                1,064,640
       1,000,000        Lancaster County, PA Hospital Authority, Revenue Bonds,
                        5.50% (Lancaster General Hospital)/(Original Issue Yield:
                        5.63%), 3/15/2026                                                   A/NR                1,064,560
       2,000,000        Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (FGIC
                        INS)/
                        (Original Issue Yield: 5.84%), 5/1/2015                            NR/Aaa               2,247,560
        250,000         Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60%
                        (Garden Spot Villiage Project)/(Original Issue Yield:
                        7.70%), 5/1/2022                                                     NR                  275,040
       1,000,000        Lawrence County, PA IDA, Senior Health and Housing
                        Facilities Revenue Bonds, 7.50% (Shenango Presbyterian
                        SeniorCare Obligated Group)/
                        (Original Issue Yield: 7.75%), 11/15/2031                            NR                 1,015,230
       1,000,000        Lebanon County, PA Health Facilities Authority, Hospital
                        Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original
                        Issue Yield: 5.92%), 11/15/2022                                  BBB+/Baa1              1,074,190
       2,000,000        Lehigh County, PA General Purpose Authority, Hospital
                        Revenue Bonds, 5.25% (St. Lukes Hospital of
                        Bethlehem)/(Original Issue Yield: 5.42%), 8/15/2023               BBB/Baa2              2,085,800
       1,000,000        Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00%
                        (Lehigh Valley Airport System)/(MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 6.02%), 5/15/2025                      NR/Aaa               1,100,160
       1,000,000        Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original
                        Issue Yield: 5.78%), 12/15/2021                                   AAA/Aaa               1,066,600
        945,000         Lycoming County PA Authority, Hospital Lease Revenue Bonds
                        (Series B), 6.50% (Divine Providence Hospital, PA)/(Original
                        Issue Yield: 6.70%), 7/1/2022                                        NR                  945,756
       1,000,000        Lycoming County PA Authority, Hospital Revenue Bonds, 5.50%
                        (Divine Providence Hospital, PA)/(AMBAC INS)/(Original Issue
                        Yield: 5.90%), 11/15/2022                                          AAA/NR               1,029,870
       1,000,000        Monroe County, PA Hospital Authority, Hospital Revenue Bonds
                        (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset
                        Assurance INS)/
                        (Original Issue Yield: 5.60%), 1/1/2022                            AA/NR                1,074,650
       2,360,000        Monroe County, PA Hospital Authority, Hospital Revenue
                        Bonds, 5.125% (Pocono Medical Center)/(U.S. Treasury PRF
                        7/1/2008 @ 100)/(Original Issue Yield: 5.40%), 7/1/2015           AAA/Aaa               2,509,081
       1,000,000        Monroe County, PA Hospital Authority, Revenue Bonds, 6.00%
                        (Pocono Medical Center)/(Original Issue Yield: 6.17%),
                        1/1/2043                                                          BBB+/NR               1,078,090
       1,250,000        Montgomery County, PA Higher Education & Health Authority
                        Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric
                        Center)/(Original Issue Yield: 7.472%), 12/1/2024                    NR                 1,342,687
       1,000,000        Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds
                        (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement
                        Community)/(Original Issue Yield: 6.375%), 2/1/2035                  NR                 1,041,860
       2,250,000        Montgomery County, PA IDA, Retirement Community Revenue
                        Bonds (Series 1996B), 5.75% (Adult Communities Total
                        Services, Inc.)/(Original Issue Yield: 5.98%), 11/15/2017         BBB+/NR               2,356,267
       1,000,000        Montgomery County, PA IDA, Retirement Community Revenue
                        Refunding Bonds (Series 1996A), 5.875% (Adult Communities
                        Total Services, Inc.)/
                        (Original Issue Yield: 6.125%), 11/15/2022                        BBB+/NR               1,039,540
       1,000,000        Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series
                        2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue
                        Yield: 5.75%), 7/1/2032                                            A-/NR                1,054,220
        500,000         Mt. Pleasant Borough, PA Business District Authority,
                        Hospital Revenue Bonds (Series 1997), 5.75% (Frick
                        Hospital)/(U.S. Treasury PRF 12/1/2007 @ 102)/
                        (Original Issue Yield: 5.85%), 12/1/2017                           BBB/NR                540,585
       2,300,000        Mt. Pleasant Borough, PA Business District Authority,
                        Hospital Revenue Bonds (Series 1997), 5.75% (Frick
                        Hospital)/(U.S. Treasury PRF 12/1/2007 @ 102)/
                        (Original Issue Yield: 5.90%), 12/1/2027                           BBB/NR               2,486,691
       1,000,000        North Hills, PA School District, GO Bonds, (Series 2000),
                        5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024        AAA/Aaa               1,114,830
       1,075,000        North Penn, PA School District, Refunding Revenue Bonds,
                        6.20% (Escrowed In Treasuries COL), 3/1/2007                       NR/Aaa               1,107,637
       1,000,000        Northumberland County PA IDA, Facilities Revenue Bonds
                        (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American
                        Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033        A/NR                1,056,910
       3,000,000        Norwin, PA School District, UT GO Bonds, 6.00% (FGIC
                        INS)/(Original Issue Yield: 6.12%), 4/1/2024                      AAA/Aaa               3,376,830
       1,000,000        Pennsylvania Convention Center Authority, Revenue Bonds,
                        6.70% (Escrowed In Treasuries COL)/(Original Issue Yield:
                        6.843%), 9/1/2016                                                 AAA/Aaa               1,223,850
       1,000,000        Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                        1997B), 6.125% (National Gypsum Co.), 11/1/2027                      NR                 1,068,930
       1,000,000        Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series
                        2003A), 6.75% (Reliant Energy, Inc.), 12/1/2036                    NR/B1                1,076,530
       2,500,000        Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series
                        A), 6.40% (Northampton Generating), 1/1/2009                       BB/NR                2,528,000
       2,000,000        Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25%
                        (Northwestern Human Services, Inc.)/(Original Issue Yield:
                        5.668%), 6/1/2028                                                  BB+/NR               1,725,020
       1,000,000        Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr.
                        Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance
                        INS), 12/1/2030                                                    AA/NR                1,097,890
       1,000,000        Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds
                        (Series 2004A), 4.70% TOBs (Waste Management, Inc.),
                        Mandatory Tender 11/1/2014                                         BBB/NR               1,017,100
       1,000,000        Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A),
                        5.25%, 4/1/2021                                                   AA+/Aa2               1,036,350
        660,000         Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%,
                        10/1/2022                                                         AA+/Aa2                686,941
       2,590,000        Pennsylvania State Higher Education Assistance Agency,
                        Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance
                        Corp. INS), 12/15/2019                                            AAA/Aaa               2,982,333
       2,000,000        Pennsylvania State Higher Education Facilities Authority,
                        College and University Revenue Bonds, 5.625% (University of
                        the Arts)/(Radian Asset Assurance INS)/(Original Issue
                        Yield: 5.78%), 3/15/2025                                           AA/NR                2,142,480
       2,000,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series 1996), 7.20% (Thiel College)/(U.S.
                        Treasury PRF 5/15/2006 @ 102), 5/15/2026                             NR                 2,116,720
       1,500,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series 2001A), 6.00% (UPMC Health
                        System)/(Original Issue Yield: 6.10%), 1/15/2022                   A+/NR                1,667,640
       1,330,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series 2003A), 5.25% (Clarion University
                        Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018       AAA/Aaa               1,450,046
       1,490,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series 2003AA1), 5.25% (Dickinson
                        College)/(Radian Asset Assurance INS), 11/1/2018                   AA/NR                1,608,679
       1,350,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series 2004A), 5.25% (Philadelphia
                        University)/(Original Issue Yield: 5.32%), 6/1/2032               BBB/Baa2              1,367,874
       1,160,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian
                        Asset Assurance INS), 11/1/2024                                    AA/NR                1,240,469
       2,000,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds (Series N), 5.875% (MBIA Insurance Corp.
                        INS)/(Original Issue Yield: 5.913%), 6/15/2021                    AAA/Aaa               2,061,920
        750,000         Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, 5.00% (Widener University), 7/15/2039              BBB+/NR                773,595
       1,000,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, 5.25% (Widener University)/(Original Issue
                        Yield: 5.42%), 7/15/2024                                          BBB+/NR               1,054,330
       3,150,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, 4.65% (Philadelphia College of Osteopathic
                        Medicine)/(Original Issue Yield: 4.77%), 12/1/2028                  A/NR                3,193,029
        450,000         Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, 5.25% (Lycoming College)/(Radian Asset
                        Assurance INS), 11/1/2027                                          AA/Aa3                481,720
       1,250,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset
                        Assurance INS), 1/1/2027                                           AA/NR                1,334,712
       2,495,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset
                        Assurance INS), 6/1/2024                                           AA/NR                2,793,876
       1,500,000        Pennsylvania State Higher Education Facilities Authority,
                        Revenue Bonds, (Series A), 6.00% (UPMC Health
                        System)/(Original Issue Yield: 6.16%), 1/15/2031                   A+/NR                1,667,640
       1,500,000        Pennsylvania State Higher Education Facilities Authority,
                        Student Housing Revenue Bonds (Series 2003A), 5.00%
                        (California University of Pennsylvania )/(American Capital
                        Access INS)/(Original Issue Yield: 5.08%), 7/1/2023                 A/NR                1,540,710
       1,500,000        Pennsylvania State Higher Education Facilities Authority,
                        University Revenue Bonds (Series 1997), 5.45% (University of
                        the Arts)/(Radian Asset Assurance INS)/(Original Issue
                        Yield: 5.58%), 3/15/2017                                           AA/NR                1,535,580
       1,500,000        Pennsylvania State IDA, Economic Development Revenue Bonds
                        (Series 2002), 5.50% (AMBAC INS), 7/1/2020                        AAA/Aaa               1,683,390
       1,500,000        Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029      AA/Aa2               1,602,240
       1,600,000        Philadelphia Authority for Industrial Development, Senior
                        Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes
                        Germantown/Morrisville), 7/1/2035                                 NR/Baa2               1,606,352
       2,120,000        Philadelphia, PA Authority for Industrial Development, Lease
                        Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021          AAA/Aaa               2,345,462
       3,000,000        Philadelphia, PA Authority for Industrial Development,
                        Revenue Bonds (Series 2001B), 5.25% (Philadelphia
                        Corporation for Aging Project)/(AMBAC INS)/(Original Issue
                        Yield: 5.43%), 7/1/2023                                           AAA/Aaa               3,227,550
       1,655,000        Philadelphia, PA Hospitals & Higher Education Facilities
                        Authority, Hospital Revenue Bonds (Series 1997), 5.75%
                        (Jeanes Hospital, PA)/(Original Issue Yield: 5.80%), 7/1/2008     BBB/Baa2              1,748,739
       1,100,000        Philadelphia, PA Redevelopment Authority, Multifamily
                        Housing Refunding Revenue Bonds (Series 1998), 5.45%
                        (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue
                        Yield: 5.468%), 2/1/2023                                           NR/Aa2               1,130,580
       2,000,000        Philadelphia, PA Redevelopment Authority, Revenue Bonds
                        (Series 2002A), 5.50% (FGIC INS), 4/15/2018                       AAA/Aaa               2,227,500
        950,000         Philadelphia, PA Redevelopment Authority, Revenue Bonds
                        (Series 2002A), 5.50% (FGIC INS), 4/15/2019                       AAA/Aaa               1,058,063
       1,250,000        Philadelphia, PA Redevelopment Authority, Revenue Bonds
                        (Series 2003A), 5.50% (Beech Student Housing
                        Complex)/(American Capital Access INS), 7/1/2019                    A/NR                1,348,113
       1,000,000        Philadelphia, PA Redevelopment Authority, Revenue Bonds
                        (Series 2003A), 5.625% (Beech Student Housing
                        Complex)/(American Capital Access INS), 7/1/2023                    A/NR                1,077,670
       1,000,000        Philadelphia, PA School District, UT GO Bonds (Series
                        2002B), 5.625% (U.S. Treasury PRF 8/1/2012 @ 100), 8/1/2022       AAA/Aaa               1,147,400
       9,500,000        Philadelphia, PA, Airport Revenue Bonds (Series 1997B),
                        5.50% (Philadelphia Airport System)/(AMBAC INS)/(Original
                        Issue Yield: 5.65%), 6/15/2017                                    AAA/Aaa              10,013,855
        480,000         Philadelphia, PA, Revenue Bonds, 10.875% (U.S. Treasury PRF
                        7/1/2005 @ 100), 7/1/2008                                          NR/Aaa                483,139
       2,880,000        Pittsburgh, PA Public Parking Authority, Parking Revenue
                        Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue
                        Yield: 6.02%), 12/1/2020                                          AAA/Aaa               3,221,654
        765,000         Pittsburgh, PA Urban Redevelopment Authority, Mortgage
                        Revenue Bonds (Series 1997A) , 6.15%, 10/1/2016                   AAA/Aa1                787,491
        355,000         Pittsburgh, PA Urban Redevelopment Authority, Mortgage
                        Revenue Bonds (Series 1997C), 5.35%, 10/1/2009                    AAA/Aa1                373,251
       1,075,000        Pittsburgh, PA Urban Redevelopment Authority, Mortgage
                        Revenue Bonds (Series 1997C), 5.90%, 10/1/2022                    AAA/Aa1               1,121,849
       2,855,000        Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC
                        INS)/(Original Issue Yield: 5.852%), 9/1/2019                     AAA/Aaa               3,123,227
       5,000,000    (1)  Pittsburgh, PA, Residual Interest Tax-Exempt Securities
                        (Series PA 961), 7.19123% (AMBAC INS), 9/1/2015                      NR                 6,078,500
       1,500,000        Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC
                        INS)/(Original Issue Yield: 5.94%), 9/1/2024                      AAA/Aaa               1,640,925
       1,500,000        Pittsburgh, PA, UT GO Bonds (Series 2005A), 5.00% (MBIA
                        Insurance Corp. INS), 9/1/2018                                    AAA/Aaa               1,628,970
       2,950,000        Pottsville, PA Hospital Authority, Hospital Revenue Bonds,
                        5.625% (Pottsville Hospital and Warne Clinic)/(Original
                        Issue Yield: 5.75%), 7/1/2024                                     BBB-/NR               2,860,940
       2,165,000        Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%,
                        7/15/2027                                                          NR/Aa1               2,332,030
       2,040,000        Riverside, PA School District, UT GO Bonds, 5.50% (FGIC
                        INS)/(Original Issue Yield: 5.57%), 10/15/2020                    AAA/Aaa               2,277,823
       1,500,000        Sayre, PA, Health Care Facilities Authority, Revenue Bonds
                        (Series 2002A), 5.75% (Guthrie Healthcare System,
                        PA)/(Original Issue Yield: 5.90%), 12/1/2021                       A-/NR                1,625,235
       1,000,000        Sayre, PA, Health Care Facilities Authority, Revenue Bonds
                        (Series 2002A), 5.875% (Guthrie Healthcare System,
                        PA)/(Original Issue Yield: 6.00%), 12/1/2031                       A-/NR                1,075,810
       1,000,000        Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (U.S.
                        Treasury PRF 9/1/2011 @ 100)/(Original Issue Yield: 7.35%),
                        9/1/2031                                                             NR                 1,199,700
        700,000         Shaler, PA School District Authority, GO UT Bonds, 6.25%
                        (Escrowed In Treasuries COL), 4/15/2008                            AAA/NR                735,308
       2,000,000        Somerset County, PA Hospital Authority, Hospital Refunding
                        Revenue Bonds (Series 1997B), 5.375% (Somerset Community
                        Hospital)/(Radian Asset Assurance INS)/(Original Issue
                        Yield: 5.68%), 3/1/2017                                            AA/NR                2,080,800
       3,000,000        Southcentral PA, General Authority, Revenue Bonds (Series
                        2001), 5.625% (Wellspan Health Obligated Group), 5/15/2026         NR/Aa3               3,237,510
       2,000,000        Southeastern, PA Transportation Authority, Special Revenue
                        Bonds, 5.375% (FGIC INS)/(Original Issue Yield: 5.70%),
                        3/1/2017                                                          AAA/Aaa               2,114,540
        500,000         St. Mary Hospital Authority, PA, Health System Revenue Bonds
                        (Series 2004A), 5.00% (Catholic Health East)/(Original Issue
                        Yield: 5.15%), 11/15/2021                                           A/A2                 521,260
       1,000,000        St. Mary Hospital Authority, PA, Health System Revenue Bonds
                        (Series 2004B), 5.375% (Catholic Health East)/(Original
                        Issue Yield: 5.42%), 11/15/2034                                     A/A2                1,056,350
       1,000,000        St. Mary Hospital Authority, PA, Health System Revenue Bonds
                        (Series 2004B), 5.50% (Catholic Health East), 11/15/2024            A/A2                1,078,300
       1,000,000    (1) Susquehanna, PA Area Regional Airport Authority, Airport
                        Facilities Revenue Bonds (Series 1999), 5.50% (Aero
                        Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024                  NR                  921,680
       1,245,000        Union County, PA Higher Educational Facilities Financing
                        Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell
                        University), 4/1/2021                                              NR/Aa3               1,372,463
       1,665,000        Union County, PA Higher Educational Facilities Financing
                        Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell
                        University), 4/1/2022                                              NR/Aa3               1,835,463
       1,250,000        Union County, PA Hospital Authority, Revenue Bonds, 5.25%
                        (Evangelical Community Hospital)/(Radian Asset Assurance
                        INS), 8/1/2024                                                     AA/Aa3               1,334,713
       1,000,000        Warren County, PA Hospital Authority, Revenue Bonds (Series
                        A), 7.00% (Warren General Hospital, PA)/(Original Issue
                        Yield: 7.101%), 4/1/2019                                           BBB/NR               1,027,350
        400,000         Washington County, PA Authority, Lease Revenue Bonds, 7.875%
                        (Escrowed In Treasuries COL), 12/15/2018                          AAA/Aaa                564,444
       1,885,000        West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15%
                        (Holy Spirit Hospital), 1/1/2020                                  BBB+/NR               2,071,351
       1,000,000        West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25%
                        (Holy Spirit Hospital)/(Original Issue Yield: 6.30%),
                        1/1/2032                                                          BBB+/NR               1,091,870
       1,000,000    (2)  West View, PA Municipal Authority, Special Obligation
                        Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014             AAA/Aaa               1,329,750
       1,000,000        Westmoreland County, PA IDA, Health Care Facility Revenue
                        Bonds (Series 2000B), 8.00% (Redstone Presbyterian
                        Seniorcare Obligated Group)/(Original Issue Yield: 8.25%),
                        11/15/2023                                                           NR                 1,105,960
        205,000         Westmoreland County, PA Municipal Authority, Special
                        Obligation Bonds, 9.125% (Escrowed In Treasuries COL),
                        7/1/2010                                                          AAA/Aaa                225,113
                            Total                                                                              255,393,499
                        Puerto Rico--1.5%
       2,000,000    (1)  Puerto Rico Electric Power Authority, Drivers (Series 266),
                        7.7408% (FSA INS), 7/1/2015                                        AAA/NR               2,665,400
       1,000,000    (1)  Puerto Rico Highway and Transportation Authority, Residual
                        Interest Tax-Exempt Securities (Series PA 331B), 7.24877%
                        (AMBAC INS), 1/1/2011                                                NR                 1,321,560
                            Total                                                                               3,986,960
                              Total MUNICIPAL BONDS
                            (IDENTIFIED COST $241,746,426)                                                     259,380,459
                        SHORT-TERM MUNICIPALS--0.1%
                        Pennsylvania - 0.1%
        200,000         Philadelphia, PA Authority for Industrial Development Daily
                        VRDNs (Newcourtland Elder Services)/(PNC Bank, N.A. LOC)           NR/A1                 200,000
                        Puerto Rico - 0.0%
        100,000         Puerto Rico Government Development Bank (GDB) Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ)            AAA/Aaa                100,000
                            Total short-term Municipals
                            (at amortized cost)                                                                  300,000
                            Total Municipal INVESTMENTS - 98.0%
                            (identified cost $242,046,426) (3)                                                 259,680,459
                            OTHER ASSETS AND LIABILITIES - NET - 2.0%                                           5,203,158
                            Total NET ASSET - 100%                                                        $    264,883,617

           Securities that are subject to the federal alternative minimum tax
           (AMT) represent 13.8% of the Fund's portfolio as calculated based upon total portfolio market value.

1          Denotes a restricted security, including securities purchased under
           Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's
           Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $13,841,513 which represents 5.2% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at
           May 31, 2005 is as follows:
           Security                                                      Acquisition Date    Acquisition Cost
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Allegheny County, PA IDA, Cargo Facilities Lease Revenue      9/23/1999           $    575,000
           Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project),
           9/1/2009
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Allegheny County, PA IDA, Cargo Facilities Lease Revenue
           Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC
           Project)/(Original Issue Yield: 6.75%), 9/1/2024              9/23/1999           $    984,950
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Delaware Valley, PA Regional Finance Authority, Residual
           Interest Tax-Exempt Securities (PA-1029), 7.69123%, 7/1/2017  6/18/2002           $ 1,226,540
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Pittsburgh, PA, Residual Interest Tax-Exempt Securities
           (Series PA 961), 7.19123% (AMBAC INS), 9/1/2015               1/16/2002           $ 5,849,200
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Puerto Rico Electric Power Authority, Drivers (Series 266),
           7.7408% (FSA INS), 7/1/2015                                   6/27/2002           $ 2,474,120
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Puerto Rico Highway and Transportation Authority, Residual
           Interest Tax-Exempt Securities (Series PA 331B), 7.24877%
           (AMBAC INS), 1/1/2011                                         3/3/1998            $ 1,158,780
           ------------------------------------------------------------- ------------------- ----------------------
           ------------------------------------------------------------- ------------------- ----------------------
           Susquehanna , PA Area Regional Airport Authority, Airport
           Facilities Revenue Bonds (Series 1999), 5.50% (Aero
           Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024           4/14/1999           $   954,500
           ------------------------------------------------------------- ------------------- ----------------------
2          Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
           At May 31, 2005, the Fund had the following open futures contracts:
                                                                                          Unrealized
         Expiration Date         Contracts to Receive              Position               Depreciation
         June 2005               125 U.S. Treasury 10-Year         Short                  $(342,295)
                                 Futures
3          At May 31, 2005, the cost of investments for federal tax purposes was
           $242,021,132. The net unrealized appreciation of investments for federal tax purposes was $17,659,327. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,957,960 and net unrealized depreciation from investments for those securities having an excess of cost over value of $298,633.

Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.
Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:
AMBAC             --American Municipal Bond Assurance Corporation
COL               --Collateralized
EDFA              --Economic Development Financing Authority
FGIC              --Financial Guaranty Insurance Company
FHA               --Federal Housing Administration
FSA               --Financial Security Assurance
GNMA              --Government National Mortgage Association
GO                --General Obligation
GTD               --Guaranteed
HDA               --Hospital Development Authority
HEFA              --Health and Education Facilities Authority
HFA               --Housing Finance Authority
IDA               --Industrial Development Authority
INS               --Insured
LIQ               --Liquidity Agreement
LOC(s)            --Letter(s) of  Credit
LT                --Limited Tax
PRF               --Prerefunded
SFM               --Single Family Mortgage
TOBs              --Tender Option Bonds
UT                --Unlimited Tax
VRDNs             --Variable Rate Demand Notes




Federated Vermont Municipal Income Fund
Portfolio of Investments
May 31, 2005 (unaudited)


       Principal                                                                             Credit
         Amount                                                                              Rating               Value
                        Municipal bonds - 99.8%
                        Guam--1.5%
  $     835,000         Guam Airport Authority, General Revenue Bonds, (Series 2003B),
                        5.25% (MBIA Insurance Corp. INS), 10/1/2015                         AAA/Aaa        $     935,309
                        Puerto Rico--10.3%
       2,000,000        Commonwealth of Puerto Rico, UT GO Bonds, 5.50% (MBIA
                        Insurance Corp. INS), 7/1/2009                                      AAA/Aaa             2,195,200
        900,000         Puerto Rico Electric Power Authority, Refunding Revenue Bonds,
                        (Series 2004PP), 5.00% (FGIC INS), 7/1/2024                         AAA/Aaa              971,154
       2,000,000        Puerto Rico HFA, Capital Fund Program Revenue Bonds, 5.00%,
                        12/1/2016                                                            AA/Aa3             2,167,660
       1,000,000        Puerto Rico Industrial, Tourist, Educational, Medical &
                        Environmental Control Facilities Financing Authority, Revenue
                        Bonds, 5.00% (Inter American University of Puerto Rico)/(MBIA
                        Insurance Corp. INS), 10/1/2017                                      AAA/NR             1,103,010
                        Total                                                                                   6,437,024
                        Vermont--86.0%
        565,000         Burlington, VT Airport, Revenue Bonds, (Series A), 3.625%
                        (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.76%),
                        7/1/2017                                                             NR/Aaa              548,005
       1,250,000        Burlington, VT Airport, Revenue Bonds, (Series A), 5.00% (MBIA
                        Insurance Corp. INS), 7/1/2023                                       NR/Aaa             1,351,162
        490,000         Burlington, VT Electric Authority, Revenue Bonds, (Series A),
                        4.00% (FSA INS), 7/1/2015                                            NR/Aaa              502,191
        510,000         Burlington, VT Electric Authority, Revenue Bonds, (Series A),
                        4.00% (FSA INS), 7/1/2016                                            NR/Aaa              517,956
        300,000         Burlington, VT Waterworks System, Revenue Refunding Bonds,
                        (Series A), 4.65% (FGIC INS)/(Original Issue Yield: 4.70%),
                        7/1/2006                                                            AAA/Aaa              305,859
        150,000         Burlington, VT Waterworks System, Revenue Refunding Bonds,
                        (Series A), 4.75% (FGIC INS)/(Original Issue Yield: 4.80%),
                        7/1/2007                                                            AAA/Aaa              155,706
        300,000         Burlington, VT Waterworks System, Revenue Refunding Bonds,
                        (Series A), 4.80% (FGIC INS)/(Original Issue Yield: 4.85%),
                        7/1/2008                                                            AAA/Aaa              311,406
        495,000         Burlington, VT, Certificates of Participation (Series 2005),
                        4.25% (Original Issue Yield: 4.32%), 5/1/2020                        NR/A2               496,777
        515,000         Burlington, VT, Certificates of Participation (Series 2005),
                        4.25% (Original Issue Yield: 4.37%), 5/1/2021                        NR/A2               514,691
        800,000         Burlington, VT, (Series A), 5.10%, 12/1/2005                         NR/Aa3              809,296
        210,000         Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue
                        Yield: 4.13%), 11/1/2017                                             NR/Aa3              213,706
        785,000         Burlington, VT, UT GO Bonds, 5.20%, 12/1/2006                        NR/Aa3              794,279
        185,000         Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue
                        Yield: 3.83%), 11/1/2014                                             NR/Aa3              188,746
        190,000         Burlington, VT, UT GO Bonds, (Series A), 3.75% (Original Issue
                        Yield: 3.93%), 11/1/2015                                             NR/Aa3              192,852
        200,000         Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue
                        Yield: 4.03%), 11/1/2016                                             NR/Aa3              204,834
        220,000         Burlington, VT, UT GO Bonds, (Series A), 4.00% (Original Issue
                        Yield: 4.22%), 11/1/2018                                             NR/Aa3              222,603
        170,000         Burlington, VT, UT GO Public Improvement  Bonds, (Series A),
                        3.50% (Original Issue Yield: 3.60%), 11/1/2012                       NR/Aa3              172,531
        155,000         Burlington, VT, UT GO Public Improvement Bonds, (Series A),
                        3.50%, 11/1/2010                                                     NR/Aa3              158,339
         90,000         Burlington, VT, UT GO Public Improvement Bonds, (Series A),
                        3.50%, 11/1/2011                                                     NR/Aa3              91,752
        125,000         Burlington, VT, UT GO Public Improvement Bonds, (Series A),
                        3.60% (Original Issue Yield: 3.72%), 11/1/2013                       NR/Aa3              126,911
        110,000         Chittenden, VT Solid Waste District, UT GO Bonds, (Series A),
                        2.50% (AMBAC INS), 1/1/2007                                         AAA/Aaa              109,584
        100,000         Chittenden, VT Solid Waste District, UT GO Refunding Bonds,
                        (Series A), 3.30% (AMBAC INS)/(Original Issue Yield: 3.32%),
                        1/1/2010                                                            AAA/Aaa              101,424
        310,000         Chittenden, VT Solid Waste District, UT GO Refunding Bonds,
                        (Series A), 3.40% (AMBAC INS)/(Original Issue Yield: 3.52%),
                        1/1/2011                                                            AAA/Aaa              315,127
        205,000         Chittenden, VT Solid Waste District, UT GO Refunding Bonds,
                        (Series A), 3.50% (AMBAC INS)/(Original Issue Yield: 3.62%),
                        1/1/2012                                                            AAA/Aaa              208,805
         90,000         Fair Haven, VT Union High School District, UT GO Bonds, 5.00%
                        (AMBAC INS)/(Original Issue Yield: 5.05%), 12/1/2005                AAA/Aaa              90,980
         90,000         Fair Haven, VT Union High School District, UT GO Bonds, 5.05%
                        (AMBAC INS)/(Original Issue Yield: 5.15%), 12/1/2006                AAA/Aaa              90,992
         25,000         Norwich, VT School District, UT GO Bonds, 4.50% (AMBAC INS),
                        7/15/2009                                                           AAA/Aaa              26,453
        520,000         St. Johnsbury, VT School District, U GO Bonds, 4.55% (AMBAC
                        INS), 9/1/2006                                                       NR/Aaa              531,222
        500,000         St. Johnsbury, VT School District, UT GO Bonds, 4.50% (AMBAC
                        INS), 9/1/2005                                                       NR/Aaa              502,130
        515,000         St. Johnsbury, VT School District, UT GO Bonds, 4.65% (AMBAC
                        INS), 9/1/2007                                                       NR/Aaa              535,100
        520,000         St. Johnsbury, VT School District, UT GO Bonds, 4.80% (AMBAC
                        INS), 9/1/2008                                                       NR/Aaa              550,378
        340,000         Swanton Village, VT Electric System, Revenue Refunding Bonds,
                        5.75% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                        5.85%), 12/1/2019                                                   AAA/Aaa              368,886
        500,000         University of Vermont & State Agricultural College, Revenue
                        Bonds, 4.20% (AMBAC INS)/(Original Issue Yield: 4.25%),
                        10/1/2012                                                           AAA/Aaa              527,910
        250,000         University of Vermont & State Agricultural College, Revenue
                        Bonds, 5.25% (AMBAC INS), 10/1/2021                                 AAA/Aaa              273,668
       1,150,000        University of Vermont & State Agricultural College, Revenue
                        Bonds, 5.25% (AMBAC INS), 10/1/2023                                 AAA/Aaa             1,258,870
        500,000         University of Vermont & State Agricultural College, Revenue
                        Bonds, 5.50% (AMBAC INS), 10/1/2018                                 AAA/Aaa              561,580
        450,000         University of Vermont & State Agricultural College, Revenue
                        Bonds, 5.50% (AMBAC INS), 10/1/2019                                 AAA/Aaa              505,422
       2,660,000        Vermont Educational and Health Buildings Financing Agency,
                        Refunding Revenue Bonds, (Series 2004A), 5.00% (Fletcher Allen
                        Health Care)/(FGIC INS), 12/1/2023                                  AAA/Aaa             2,878,359
         3,000          Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bond, 1.96% TOBs (Middlebury College ), Optional
                        Tender 11/1/2005                                                     AA/NR                2,981
       1,100,000        Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, (Series 2002A), 5.00% (Middlebury College
                        )/(Original Issue Yield: 5.20%), 11/1/2032                           AA/Aa3             1,158,047
         50,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 3.25% (St. Michael's College)/(Original Issue
                        Yield: 3.33%), 10/1/2009                                             A-/A3               49,978
        100,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 3.60% (St. Michael's College)/(Original Issue
                        Yield: 3.68%), 10/1/2010                                             A-/A3               101,184
        140,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 3.875% (St. Michael's College)/(Original Issue
                        Yield: 3.93%), 10/1/2011                                             A-/A3               143,234
        195,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 4.00% (St. Michael's College)/(Original Issue
                        Yield: 4.10%), 10/1/2012                                             A-/A3               200,234
        125,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 4.125% (St. Michael's College)/(Original Issue
                        Yield: 4.23%), 10/1/2013                                             A-/A3               129,001
        385,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 4.25% (St. Michael's College)/(Original Issue
                        Yield: 4.35%), 10/1/2014                                             A-/A3               397,536
        370,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 4.375% (St. Michael's College)/(Original Issue
                        Yield: 4.45%), 10/1/2015                                             A-/A3               381,851
        770,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 5.30% (Middlebury College )/(Original Issue
                        Yield: 5.45%), 11/1/2008                                             AA/Aa3              809,370
        190,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, 5.375% (Middlebury College )/(Original Issue
                        Yield: 5.93%), 11/1/2026                                             AA/Aa3              198,955
        400,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, (Series A), 4.00% (Middlebury College
                        )/(Original Issue Yield: 4.13%), 11/1/2013                           AA/Aa3              417,340
         65,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health
                        Care)/(AMBAC INS)/(Original Issue Yield: 5.32%), 12/1/2008          AAA/Aaa              69,568
         55,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, (Series A), 5.30% (Fletcher Allen Health
                        Care)/(AMBAC INS)/
                        (Original Issue Yield: 5.38%), 12/1/2009                            AAA/Aaa              59,630
       4,440,000   (1)  Vermont Educational and Health Buildings Financing Agency,
                        Revenue Bonds, (Series1999 A), 3.57% (Marlboro College),
                        4/1/2019                                                               NR               4,216,402
         60,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Refunding Bonds, 4.40% (Central Vermont Hospital &
                        Nursing Home)/(AMBAC INS)/(Original Issue Yield: 4.55%),
                        11/15/2005                                                          AAA/Aaa              60,413
        605,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Refunding Bonds, (Series 1996), 4.50% (Central
                        Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original
                        Issue Yield:
                        4.65%), 11/15/2006                                                  AAA/Aaa              618,129
        200,000         Vermont Educational and Health Buildings Financing Agency,
                        Revenue Refunding Bonds, (Series 1996), 4.625% (Central
                        Vermont Hospital & Nursing Home)/(AMBAC INS)/(Original Issue
                        Yield: 4.75%), 11/15/2007                                           AAA/Aaa              207,516
         85,000         Vermont HFA, Revenue Bonds, (Series 11A), 4.70% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2005                                                AAA/Aaa              85,417
        115,000         Vermont HFA, Revenue Bonds, (Series 11A), 4.85% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2006                                                AAA/Aaa              115,422
         80,000         Vermont HFA, Revenue Bonds, (Series 11A), 4.95% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2007                                                AAA/Aaa              80,334
        115,000         Vermont HFA, Revenue Bonds, (Series 11A), 5.05% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2008                                                AAA/Aaa              115,565
        140,000         Vermont HFA, Revenue Bonds, (Series 11A), 5.15% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2009                                                AAA/Aaa              140,729
         90,000         Vermont HFA, Revenue Bonds, (Series 12B), 5.50% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2008                                                AAA/Aaa              90,554
        115,000         Vermont HFA, Revenue Bonds, (Series 12B), 5.60% (Vermont HFA
                        SFM)/
                        (FSA INS), 11/1/2009                                                AAA/Aaa              115,780
         55,000         Vermont HFA, Revenue Bonds, (Series 5), 6.875% (Vermont HFA
                        SFM), 11/1/2016                                                      A+/Aa3              55,540
        110,000         Vermont HFA, Revenue Bonds, (Series 9), 4.55% (Vermont HFA
                        SFM)/
                        (MBIA Insurance Corp. INS), 5/1/2008                                AAA/Aaa              113,336
         5,000          Vermont HFA, Revenue Bonds, (Series 9), 5.10% (Vermont HFA
                        SFM)/
                        (MBIA Insurance Corp. INS), 5/1/2006                                AAA/Aaa               5,062
        205,000         Vermont HFA, Revenue Bonds, (Series A), 4.45% (Vermont HFA
                        MFH)/
                        (HUD Section 8 INS), 2/15/2008                                       AA-/NR              209,168
        130,000         Vermont HFA, Revenue Bonds, (Series A), 4.55% (Vermont HFA
                        MFH)/
                        (HUD Section 8 INS), 2/15/2009                                       AA-/NR              133,158
       1,000,000        Vermont HFA, Single Family Housing Bonds,  (Series 22), 4.70%
                        (Vermont HFA SFM)/(FSA INS), 11/1/2035                              AAA/Aaa              998,510
       1,000,000        Vermont Municipal Bond Bank, Revenue Bonds, (Series 1) , 4.40%
                        (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007                  AAA/Aaa             1,036,850
       1,500,000        Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.30%
                        (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006                  AAA/Aaa             1,532,115
        860,000         Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.60%
                        (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.65%),
                        12/1/2007                                                            NR/Aaa              895,819
        100,000    (2)  Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 4.80%
                        (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.95%),
                        12/1/2008                                                           AAA/Aaa              105,843
       2,000,000        Vermont Municipal Bond Bank, Revenue Bonds, (Series 1), 5.375%
                        (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.44%),
                        12/1/2016                                                           AAA/Aaa             2,203,480
       1,000,000        Vermont Municipal Bond Bank, Revenue Bonds, (Series 2), 5.00%
                        (MBIA Insurance Corp. INS), 12/1/2017                                NR/Aaa             1,093,310
       1,000,000        Vermont Municipal Bond Bank, Revenue Bonds, (Series 2), 5.00%
                        (MBIA Insurance Corp. INS), 12/1/2018                                NR/Aaa             1,093,310
        250,000         Vermont Municipal Bond Bank, Revenue Bonds, (Series I), 3.80%
                        (Original Issue Yield: 3.86%), 12/1/2011                             NR/Aa3              258,043
        250,000         Vermont Municipal Bond Bank, Revenue Bonds, (Series I), 3.90%
                        (AMBAC INS)/(Original Issue Yield: 3.96%), 12/1/2012                AAA/Aaa              258,918
        250,000         Vermont Municipal Bond Bank, Revenue Bonds, (Series I), 4.00%
                        (AMBAC INS)/(Original Issue Yield: 4.07%), 12/1/2013                AAA/Aaa              257,850
        340,000         Vermont Municipal Bond Bank, Revenue Bonds, (Series A), 4.80%
                        (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.85%),
                        12/1/2009                                                            NR/Aaa              364,871
        165,000         Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series
                        2), 4.30% (FSA INS)/(Original Issue Yield: 4.40%), 12/1/2006        AAA/Aaa              168,533
        665,000         Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series
                        2), 4.40% (FSA INS)/(Original Issue Yield: 4.45%), 12/1/2007        AAA/Aaa              689,505
        500,000         Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series
                        2), 5.20% (AMBAC INS)/(Original Issue Yield: 5.30%), 12/1/2007      AAA/Aaa              515,790
         50,000         Vermont Municipal Bond Bank, Revenue Refunding Bonds, (Series
                        I), 3.30% (MBIA Insurance Corp. INS)/(Original Issue Yield:
                        3.42%), 12/1/2010                                                    NR/Aaa              50,452
       1,000,000        Vermont Public Power Supply Authority, Revenue Refunding
                        Bonds, (Series D), 4.50% (AMBAC INS), 7/1/2005                      AAA/Aaa             1,001,440
        840,000         Vermont Public Power Supply Authority, Revenue Refunding
                        Bonds, (Series E), 5.00% (MBIA Insurance Corp. INS), 7/1/2011       AAA/Aaa              923,202
        500,000         Vermont Public Power Supply Authority, Revenue Refunding
                        Bonds, (Series E), 5.25% (MBIA Insurance Corp. INS), 7/1/2015       AAA/Aaa              569,005
        945,000         Vermont State Student Assistance Corp., Revenue Bonds, 5.00%
                        (Original Issue Yield: 5.08%), 3/1/2034                              NR/A2               984,983
       1,665,000        Vermont State Student Assistance Corp., Revenue Bonds, 5.00%
                        (Original Issue Yield: 5.03%), 3/1/2026                              NR/A2              1,741,024
       1,830,000        Vermont State, Refunding UT GO Bonds, (Series 2004A), 5.00%,
                        2/1/2015                                                            AA+/Aa1             2,039,681
        500,000         Vermont State, UT GO Bonds, (Series 2005B), 5.00%, 3/1/2020         AA+/Aa1              550,405
       2,050,000        Vermont State, UT GO Bonds, 4.00%, 3/1/2022                         AA+/Aa1             2,050,718
        500,000         Vermont State, UT GO Bonds, (Series A), 4.40% (Original Issue
                        Yield: 4.45%), 1/15/2007                                            AA+/Aa1              512,770
        250,000         Vermont State, UT GO Bonds, (Series A), 4.75% (Original Issue
                        Yield: 4.87%), 8/1/2020                                             AA+/Aa1              261,465
       1,600,000        Vermont State, UT GO Bonds, (Series A), 5.00% (U. S. Treasury
                        PRF 1/15/2006 @ 102))/(Original Issue Yield : 4.95%), 1/15/2010     AA+/Aa1             1,653,008
       1,300,000        Vermont State, UT GO Bonds, (Series A), 5.00% (U.S. Treasury
                        PRF 1/15/2006 @102)/(Original Issue Yield: 5.10%), 1/15/2010        AA+/Aa1             1,343,069
        500,000         Vermont State, UT GO Bonds, (Series C), 4.60% (Original Issue
                        Yield: 4.75%), 1/15/2013                                            AA+/Aa1              528,045
                        Total                                                                                  53,479,940
                        Virgin Islands--2.0%
        500,000         Virgin Islands Public Finance Authority, Gross Receipt Tax
                        Revenue Bonds, 5.00% (Virgin Islands Territory)/(FSA INS),
                        10/1/2014                                                           AAA/Aaa              561,160
        510,000         Virgin Islands Public Finance Authority, Senior Lien Revenue
                        Bonds, (Series 2004A), 5.25% (Virgin Islands Matching Fund),
                        10/1/2017                                                            BBB/NR              559,429
        100,000         Virgin Islands Public Finance Authority, Senior Lien Revenue
                        Bonds, (Series 2004A), 5.25% (Virgin Islands Matching Fund),
                        10/1/2024                                                            BBB/NR              107,752
                        Total                                                                                   1,228,341
                        Total Municipal bonds (identified cost $60,766,834)                                    62,080,614
                        SHORT-TERM MunicipalS -3.0%
                        Puerto Rico--3.0%
       1,900,000        Puerto Rico Government Development Bank (GDB) Weekly VRDNs
                        (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ) (AT
                        AMORTIZED COST)                                                     AAA/Aaa             1,900,000
                     Total Municipal INVESTMENTS --- 102.8%
                              (identified cost $62,666,834)(3)                                                 63,980,614
                        OTHER ASSETS AND LIABILITIES --- NET --- (2.8)%                                        (1,765,855)
                        Total NET ASSETS --- 100%                                                          $   62,214,759

            Securities that are subject to the federal alternative minimum tax
            (AMT) represent 3.5% of the Fund's portfolio as calculated based upon total portfolio market value.
1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. This security, which has been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $4,216,402 which represents 6.8% of total net assets.
            Additional information on restricted securities and securities purchased under Rule 144A that have not been deemed liquid by the Trustees, for each security held at May 31, 2005 is as follows.

            Security                                        Acquisition Date             Acquisition Cost
            Vermont Educational and Health Buildings
            Financing Agency, Revenue Bonds, Series 1999
            A), 3.57%                                       3/22/1999                    4,440,088
            (Marlboro College), 4/1/2019
2           Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
            At May 31, 2005, the Fund had the following open futures contracts:
                                  Contracts                                                 Unrealized
            Expiration Date       To Receive                              Position          Depreciation
            --------------------- --------------------------------------- ----------------- ------------------------
            --------------------- --------------------------------------- ----------------- ------------------------

            June 2005             70 U.S. Treasury Note 10 Year Futures   Short             $(245,926)
            --------------------- --------------------------------------- ----------------- ------------------------
3           At May 31, 2005, the cost of investments for federal tax purposes was $62,666,834. The net unrealized appreciation of investments for federal tax purposes was $1,313,780.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,550,776 and net unrealized depreciation from investments for those securities having an excess of cost over value of $236,996.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.
Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the
Trustees . The following acronyms are used throughout this portfolio:
    AMBAC             --American Municipal Bond Assurance Corporation
    FGIC              --Financial Guaranty Insurance Company
    FSA               --Financial Security Assurance
    GO                --General Obligation
    HFA               --Housing Finance Authority
    INS               --Insured
    LIQ               --Liquidity Agreement
    MFH               --Multi Family Housing
    PRF               --Prerefunded
    SFM               --Single Family Mortgage
    TOBs              --Tender Option Bonds
    UT                --Unlimited Tax
    VRDNs             --Variable Rate Demand Notes




Item 2.           Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.           Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Municipal Securities Income Trust

By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer

Date              July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                /S/J. Christopher Donahue
                  J. Christopher Donahue, Principal Executive Officer


Date              July 15, 2005


By                /S/Richard J. Thomas
                  Richard J. Thomas, Principal Financial Officer


Date              July 15, 2005